UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

325 N. LaSalle Street, Suite 645, Chicago, IL 60654

(Address of principal executive offices) (Zip code)

Marc L. Collins

325 N. LaSalle Street, Suite 645

Chicago, IL 60654

(Name and address of agent for service)

Registrant's telephone number, including area code:  312-832-1440

Date of fiscal year end:	09/30

Date of reporting period:	12/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

RiverNorth Core Opportunity Fund

SCHEDULE OF INVESTMENTS

December 31, 2014 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 66.14%
859,898	Aberdeen Asia-Pacific Income Fund, Inc.	$4,772,434
237,987	Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.	3,112,870
1,695,252	Adams Express Co.	23,191,047
175,770	AllianceBernstein Global High Income Fund, Inc.	2,184,821
798,276	AllianzGI Equity & Convertible Income Fund	16,508,348
1,857,006	Alpine Total Dynamic Dividend Fund	15,765,981
241,617	Apollo Tactical Income Fund, Inc.	3,856,207
253,944	Avenue Income Credit Strategies Fund	3,837,094
123,720	Babson Capital Global Short Duration High Yield Fund	2,497,907
292,183	BlackRock Corporate High Yield Fund, Inc.	3,330,886
1,465,628	BlackRock Credit Allocation Income Trust	18,935,914
913,976	BlackRock Debt Strategies Fund, Inc.	3,399,991
467,994	BlackRock Enhanced Equity Dividend Trust	3,800,111
1,160,756	BlackRock Global Opportunities Equity Trust	15,240,726
350,079	BlackRock Multi-Sector Income Trust	5,870,825
183,270	BlackRock Municipal Target Term Trust	3,681,894
305,478	Blackstone/GSO Long-Short Credit Income Fund	4,744,073
344,528	Blackstone/GSO Strategic Credit Fund	5,677,821
653,052	Boulder Growth & Income Fund, Inc.	5,910,121
329,103	Boulder Total Return Fund, Inc.	9,132,608
386,524	CBRE Clarion Global Real Estate Income Fund	3,474,851
148,802	Central Europe, Russia and Turkey Fund, Inc.	2,943,304
657,365	Central Fund of Canada Ltd. - Class A	7,612,287
66,022	Central Securities Corp.	1,450,503
651,465	ClearBridge American Energy MLP Fund, Inc.	10,397,381
113,300	ClearBridge Energy MLP Total Return Fund, Inc.	2,423,487
265,271	Clough Global Allocation Fund	3,918,053
502,718	Clough Global Equity Fund	7,279,357
1,510,478	Clough Global Opportunities Fund	19,364,328
140,704	Cohen & Steers REIT and Preferred Income Fund, Inc.	2,671,969
139,058	Deutsche High Income Trust	1,215,367
250,795	Diversified Real Asset Income Fund	4,349,488
355,882	Eaton Vance Limited Duration Income Fund	5,025,054
166,733	Eaton Vance Short Duration Diversified Income Fund	2,359,272
360,097	First Trust High Income Long/Short Fund	5,761,552
388,566	Franklin Limited Duration Income Trust	4,736,620
349,234	General American Investors Co., Inc.	12,223,190
155,998	Global High Income Fund, Inc.	1,375,902
406,382	Goldman Sachs MLP Energy Renaissance Fund	5,766,561
170,069	Goldman Sachs MLP Income Opportunities Fund	2,966,003
414,120	Invesco Dynamic Credit Opportunities Fund	4,907,322
603,864	Invesco Municipal Opportunity Trust	7,765,691
284,634	Invesco Municipal Trust	3,603,466
26,450	Invesco Quality Municipal Income Trust	330,360
46,752	Invesco Trust for Investment Grade Municipals	621,334
194,964	Ivy High Income Opportunities Fund	3,092,129
87,635	Kayne Anderson Midstream/Energy Fund, Inc.	2,983,095
3,505,917	Liberty All Star® Equity Fund	20,965,384
325,000	LMP Real Estate Income Fund, Inc.	4,078,750
48,419	Macquarie Global Infrastructure Total Return Fund, Inc.	1,196,918
51,390	Madison Strategic Sector Premium Fund	610,010
64,833	Medley Capital Corp.	599,057

Shares/Description		Value
76,142	MFS Charter Income Trust	$699,745
348,348	MFS Multimarket Income Trust	2,264,262
213,545	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,941,124
565,322	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	5,969,800
100,280	Neuberger Berman High Yield Strategies Fund, Inc.	1,233,444
919,445	Neuberger Berman Real Estate Securities Income Fund, Inc.	4,863,864
1,423,975	NexPoint Credit Strategies Fund	15,991,239
322,279	Nuveen Build America Bond Fund	6,825,869
93,497	Nuveen California AMT-Free Municipal Income Fund	1,378,146
1,177,581	Nuveen Credit Strategies Income Fund	10,327,385
105,913	Nuveen Dividend Advantage Municipal Fund	1,517,733
593,930	Nuveen Intermediate Duration Municipal Term Fund	7,424,125
450,057	Nuveen Mortgage Opportunity Term Fund	10,418,820
145,788	Nuveen Mortgage Opportunity Term Fund 2	3,377,908
216,127	Nuveen Municipal Advantage Fund, Inc.	2,952,295
130,123	Nuveen Municipal Market Opportunity Fund, Inc.	1,773,576
173,379	Nuveen Municipal Opportunity Fund, Inc.	2,543,470
390,639	Nuveen Preferred Income Opportunities Fund	3,734,509
56,255	Nuveen Premier Municipal Income Fund, Inc.	785,882
409,122	Nuveen Premium Income Municipal Fund 2, Inc.	5,793,168
89,419	Nuveen Premium Income Municipal Fund, Inc.	1,239,347
40,203	Nuveen Quality Income Municipal Fund, Inc.	561,636
125,818	Nuveen Quality Preferred Income Fund 3	1,048,064
28,993	Nuveen Select Quality Municipal Fund, Inc.	404,742
934,341	PIMCO Dynamic Credit Income Fund	19,294,142
118,854	Prudential Global Short Duration High Yield Fund, Inc.	1,892,156
37,920	Prudential Short Duration High Yield Fund, Inc.	632,506
97,500	Putnam Municipal Opportunities Trust	1,169,025
378,278	Putnam Premier Income Trust	1,985,959
554,416	Royce Focus Trust, Inc.	4,030,604
72,902	Royce Global Value Trust, Inc.	586,132
1,421,599	Royce Value Trust, Inc.	20,371,514
890,749	Templeton Global Income Fund	6,404,485
19,893	The Denali Fund, Inc.	449,383
27,000	Tortoise Energy Infrastructure Corp.	1,181,790
1,044,196	Tri-Continental Corp.	22,356,236
83,331	Virtus Global Multi-Sector Income Fund	1,320,796
436,137	Wells Fargo Advantage Multi-Sector Income Fund	5,944,547
119,375	Western Asset Emerging Markets Debt Fund, Inc.	1,881,350
349,361	Western Asset Emerging Markets Income Fund, Inc.	3,825,503
237,947	Western Asset Global Corporate Defined Opportunity Fund, Inc.	4,230,698
124,772	Western Asset High Income Opportunity Fund, Inc.	670,026
162,301	Western Asset Managed High Income Fund, Inc.	829,358
310,455	Western Asset Worldwide Income Fund, Inc.	3,542,292
709,624	Zweig Total Return Fund, Inc.	9,941,832

TOTAL CLOSED-END FUNDS
(Cost $474,397,438)		521,130,211

COMMON STOCKS - 1.06%
572,422	American Capital Ltd.(a)	8,363,085

TOTAL COMMON STOCKS
(Cost $8,829,597)		8,363,085

EXCHANGE-TRADED FUNDS - 19.57%
94,701	Guggenheim Russell Top 50® Mega Cap ETF	13,419,132

Shares/Description		Value
30,000	iShares® Russell 2000® ETF	$3,588,600
250,000	iShares® S&P 100® Fund	22,735,000
209,517	Market Vectors® Gold Miners ETF	3,850,923
52,179	PowerShares® CEF Income Composite Portfolio	1,231,424
471,245	PowerShares® FTSE RAFI Emerging Markets Portfolio	8,779,294
240,668	PowerShares® FTSE RAFI US 1000 Portfolio	22,004,275
166,417	SPDR® S&P 500® ETF Trust	34,205,350
482,753	Vanguard® FTSE Developed Markets ETF	18,286,684
651,375	Vanguard® FTSE Emerging Markets ETF	26,068,028

TOTAL EXCHANGE-TRADED FUNDS
(Cost $139,461,391)		154,168,710

EXCHANGE-TRADED NOTES - 1.20%
440,745	ETRACS 2xLeveraged Long Wells Fargo Business Development Company Index ETN	9,445,165

TOTAL EXCHANGE-TRADED NOTES
(Cost $9,404,597)		9,445,165

PREFERRED STOCKS - 0.20%
61,158	General American Investors Co., Inc., Series B, 5.950%	1,588,885

TOTAL PREFERRED STOCKS
(Cost $1,444,152)		1,588,885

SHORT-TERM INVESTMENTS - 13.87%
109,289,105	State Street Institutional Trust (7 Day Yield 0.02%)	109,289,105

TOTAL SHORT-TERM INVESTMENTS
(Cost $109,289,105)		109,289,105

TOTAL INVESTMENTS - 102.04%
(Cost $742,826,280)		803,985,161
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.04)%		(16,073,478)
NET ASSETS - 100.00%		$787,911,683

(a)   Non-income producing security.

Common Abbreviations:

CEF - Closed End Fund.

ETF - Exchange Traded Fund.

ETN - Exchange Traded Note.

FTSE - Financial Times Stock Exchange.

Ltd. - Limited.

MLP - Master Limited Partnership.

RAFI - Research Affiliates Fundamental Index.

REIT - Real Estate Investment Trust.

S&P – Standard & Poor’s.

SPDR - Standard and Poor's Depositary Receipt.

See Notes to Quarterly Schedule of Investments.

TOTAL RETURN SWAP CONTRACTS (a)(b)

Reference Obligation	Termination Date	Notional Amount	Unrealized Appreciation
ReFlow Fund, LLC*	01/02/2015	$75,000,000	$92,783
			$92,783

(a) The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation.

(b) The floating short-term rate paid by the Fund (on the notional amount of all total return swap contracts) at December 31, 2014, was 1.93% (1 month Libor +1.75%)

*See Note 4 in the Notes to the Quarterly Schedule of Investments.

RiverNorth/DoubleLine Strategic Income Fund

SCHEDULE OF INVESTMENTS

December 31, 2014 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 30.70%
2,251,758	Aberdeen Asia-Pacific Income Fund, Inc.	$12,497,257
535,237	Advent Claymore Convertible Securities and Income Fund II	3,371,993
391,499	Advent/Claymore Enhanced Growth & Income Fund	3,484,341
218,962	AllianceBernstein Global High Income Fund, Inc.	2,721,698
2,699,336	AllianceBernstein Income Fund, Inc.	20,164,040
297,983	Ares Dynamic Credit Allocation Fund, Inc.	4,714,091
60,489	Ares Multi-Strategy Credit Fund, Inc.	1,183,165
182,081	Babson Capital Global Short Duration High Yield Fund	3,676,215
962,682	BlackRock Corporate High Yield Fund, Inc.	10,974,575
1,672,446	BlackRock Credit Allocation Income Trust	21,608,002
3,641,163	BlackRock Debt Strategies Fund, Inc.	13,545,126
77,739	BlackRock Floating Rate Income Strategies Fund, Inc.	1,040,925
494,459	BlackRock Multi-Sector Income Trust	8,292,077
239,902	BlackRock Municipal Target Term Trust	4,819,631
70,783	Blackstone/GSO Senior Floating Rate Term Fund	1,184,907
711,132	Blackstone/GSO Strategic Credit Fund	11,719,455
96,614	Brookfield High Income Fund, Inc.	860,832
426,488	Brookfield Mortgage Opportunity Income Fund, Inc.	7,011,463
205,534	Deutsche Global High Income Fund, Inc.	1,611,387
455,060	Deutsche High Income Opportunities Fund, Inc.	6,384,492
152,036	Diversified Real Asset Income Fund	2,636,730
14,000	Eaton Vance Floating-Rate Income Trust	194,460
441,688	Eaton Vance Limited Duration Income Fund	6,236,635
31,021	Eaton Vance Municipal Bond Fund	397,999
30,437	Eaton Vance Senior Floating-Rate Trust	416,683
464,825	Eaton Vance Senior Income Trust	2,900,508
172,149	Eaton Vance Short Duration Diversified Income Fund	2,435,908
248,309	Federated Enhanced Treasury Income Fund	3,307,476
350,331	First Trust High Income Long/Short Fund	5,605,296
5,500	First Trust Senior Floating Rate Income Fund II	71,555
20,700	Fort Dearborn Income Securities, Inc.	292,698
279,937	Franklin Limited Duration Income Trust	3,412,432
197,657	Global High Income Fund, Inc.	1,743,335
111,941	Invesco Advantage Municipal Income Trust II	1,298,516
100,000	Invesco Bond Fund	1,840,000
33,073	Invesco California Value Municipal Income Trust	425,319
514,636	Invesco Municipal Opportunity Trust	6,618,219
664,717	Invesco Municipal Trust	8,415,317
232,723	Invesco Quality Municipal Income Trust	2,906,710
302,608	Invesco Senior Income Trust	1,379,893
114,503	Invesco Trust for Investment Grade Municipals	1,521,745
446,021	Legg Mason BW Global Income Opportunities Fund, Inc.	7,453,011
797,405	MFS Charter Income Trust	7,328,152
231,189	MFS InterMarket Income Trust I	1,928,116
763,868	MFS Multimarket Income Trust	4,965,142
458,542	Morgan Stanley Emerging Markets Debt Fund, Inc.	4,168,147
1,304,159	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	13,771,919
138,458	Neuberger Berman High Yield Strategies Fund, Inc.	1,703,033
452,232	NexPoint Credit Strategies Fund	5,078,565
210,615	Nuveen Build America Bond Opportunity Fund	4,622,999
237,248	Nuveen California AMT-Free Municipal Income Fund	3,497,036
2,063,381	Nuveen Credit Strategies Income Fund	18,095,851
509,012	Nuveen Dividend Advantage Municipal Fund	7,294,142

Shares/Description		Value
50,693	Nuveen Dividend Advantage Municipal Fund 3	$698,550
17,384	Nuveen Dividend Advantage Municipal Income Fund	245,288
85,802	Nuveen Floating Rate Income Fund	942,964
970,837	Nuveen Global High Income Fund(a)	16,746,938
389,031	Nuveen Intermediate Duration Municipal Term Fund	4,862,888
554,555	Nuveen Municipal Advantage Fund, Inc.	7,575,221
387,941	Nuveen Municipal Market Opportunity Fund, Inc.	5,287,636
109,463	Nuveen Municipal Opportunity Fund, Inc.	1,605,822
146,744	Nuveen Performance Plus Municipal Fund, Inc.	2,164,474
45,303	Nuveen Preferred & Income Term Fund	1,017,052
324,006	Nuveen Preferred Income Opportunities Fund	3,097,497
82,350	Nuveen Premier Municipal Income Fund, Inc.	1,150,430
713,276	Nuveen Premium Income Municipal Fund 2, Inc.	10,099,988
424,433	Nuveen Premium Income Municipal Fund, Inc.	5,882,641
125,527	Nuveen Quality Preferred Income Fund 3	1,045,640
182,417	Nuveen Select Quality Municipal Fund, Inc.	2,546,541
343,306	Nuveen Senior Income Fund	2,248,654
1,824,532	PIMCO Dynamic Credit Income Fund	37,676,586
1,121,631	PIMCO Income Strategy Fund II	11,003,200
12,707	Pioneer Floating Rate Trust	144,606
237,932	Prudential Global Short Duration High Yield Fund, Inc.	3,787,878
55,749	Prudential Short Duration High Yield Fund, Inc.	929,893
837,741	Putnam Master Intermediate Income Trust	4,029,534
152,500	Putnam Municipal Opportunities Trust	1,828,475
2,082,729	Putnam Premier Income Trust	10,934,327
529,162	Strategic Global Income Fund, Inc.	4,487,294
652,598	Templeton Emerging Markets Income Fund	7,400,461
1,914,483	Templeton Global Income Fund	13,765,133
290,915	The GDL Fund	2,976,061
318,337	The New America High Income Fund, Inc.	2,845,933
229,691	Virtus Global Multi-Sector Income Fund	3,640,602
52,342	Wells Fargo Advantage Income Opportunities Fund	465,320
336,266	Wells Fargo Advantage Multi-Sector Income Fund	4,583,306
362,967	Western Asset Emerging Markets Debt Fund, Inc.	5,720,360
503,539	Western Asset Emerging Markets Income Fund, Inc.	5,513,752
155,029	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,756,416
366,424	Western Asset High Income Opportunity Fund, Inc.	1,967,697
482,252	Western Asset High Yield Defined Opportunity Fund, Inc.	7,605,114
282,663	Western Asset Managed High Income Fund, Inc.	1,444,408
67,584	Western Asset Worldwide Income Fund, Inc.	771,134
540,457	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	6,107,164

TOTAL CLOSED-END FUNDS
(Cost $496,021,915)		484,432,097

COMMON STOCKS - 0.19%
203,100	American Capital Ltd.(a)	2,967,291

TOTAL COMMON STOCKS
(Cost $2,964,614)		2,967,291

Shares/Description				Value
EXCHANGE-TRADED FUNDS - 1.00%
672,288	PowerShares® CEF Income Composite Portfolio			$15,865,997

TOTAL EXCHANGE-TRADED FUNDS
(Cost $15,813,421)				15,865,997

EXCHANGE-TRADED NOTES - 0.49%
364,164	ETRACS 2xLeveraged Long Wells Fargo Business Development Company Index ETN			7,804,034

TOTAL EXCHANGE-TRADED NOTES
(Cost $7,783,096)				7,804,034

PREFERRED STOCKS - 1.45%
80,225	Apollo Commercial Real Estate Finance, Inc., Series A, 8.625%			2,097,082
125,774	Kayne Anderson MLP Investment Co., Series F, 3.500%			3,144,350
331,835	Kayne Anderson MLP Investment Co., Series E, 4.250%			8,431,927
76,371	The GDL Fund, Series B, 3.000%(b)			3,833,824
125,000	THL Credit, Inc., 6.750%			3,268,750
212,850	Tortoise Energy Infrastructure Corp., Series C, 3.950%			2,154,042

TOTAL PREFERRED STOCKS
(Cost $22,686,245)				22,929,975

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY SENIOR NOTES - 1.27%
288,522	Fifth Street Finance Corp.	6.13%	04/30/2028	7,259,214
229,879	Main Street Capital Corp.	6.13%	04/01/2023	5,829,731
187,096	Medley Capital Corp.	6.13%	03/30/2023	4,611,916
62,565	MVC Capital, Inc.	7.25%	01/15/2023	1,568,505
27,123	PennantPark Investment Corp.	6.25%	02/01/2025	703,571

TOTAL BUSINESS DEVELOPMENT COMPANY SENIOR NOTES
(Cost $19,836,769)				19,972,937

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 2.55%
Australia - 0.05%
$730,000	Australia & New Zealand Banking Group Ltd.(c)	4.88%	01/12/2021	823,807

Austria - 0.02%
200,000	ESAL GmbH(c)	6.25%	02/05/2023	190,500
200,000	ESAL GmbH(d)	6.25%	02/05/2023	190,500
				381,000
Barbados - 0.04%
400,000	Columbus International, Inc.(c)	7.38%	03/30/2021	417,500
200,000	Columbus International, Inc.(d)	7.38%	03/30/2021	208,750
				626,250
Bermuda - 0.05%
600,000	Digicel Group Ltd.(c)	7.13%	04/01/2022	559,500
200,000	Digicel Group Ltd.(d)	7.13%	04/01/2022	186,500
				746,000

Principal Amount/Description		Rate	Maturity	Value
Brazil - 0.03%
$1,500,000	OAS Finance Ltd.(b)(c)(e)	8.88%	Perpetual Maturity	$480,000

British Virgin Islands - 0.02%
400,000	Magnesita Finance Ltd.(d)(e)	8.63%	Perpetual Maturity	386,000

Canada - 0.10%
820,000	Bank of Montreal	1.40%	09/11/2017	819,712
75,000	Bank of Montreal	2.38%	01/25/2019	75,794
345,000	Seven Generations Energy Ltd.(c)	8.25%	05/15/2020	332,925
380,000	TransCanada PipeLines Ltd.	4.63%	03/01/2034	386,742
				1,615,173
Cayman Islands - 0.34%
300,000	AES Andres Dominicana Ltd.(c)	9.50%	11/12/2020	325,200
1,000,000	AES Andres Dominicana Ltd.(d)	9.50%	11/12/2020	1,084,000
500,000	Agromercantil Senior Trust(c)	6.25%	04/10/2019	508,750
300,000	Agromercantil Senior Trust(d)	6.25%	04/10/2019	305,250
870,000	Alibaba Group Holding Ltd.(c)	3.60%	11/28/2024	864,687
150,000	Bantrab Senior Trust(d)	9.00%	11/14/2020	158,722
200,000	Cementos Progreso Trust(d)	7.13%	11/06/2023	216,900
300,000	Comcel Trust via Comunicaciones Celulares SA(c)	6.88%	02/06/2024	315,000
500,000	Grupo Aval Ltd.(d)	4.75%	09/26/2022	485,000
600,000	Industrial Senior Trust(c)	5.50%	11/01/2022	591,000
500,000	Industrial Senior Trust(d)	5.50%	11/01/2022	492,500
				5,347,009
Chile - 0.10%
200,000	Corp. Nacional del Cobre de Chile(d)	3.75%	11/04/2020	205,199
800,000	CorpGroup Banking SA(c)	6.75%	03/15/2023	792,431
400,000	ENTEL Chile SA(c)	4.75%	08/01/2026	398,475
200,000	GNL Quintero SA(c)	4.63%	07/31/2029	202,953
				1,599,058
Colombia - 0.14%
250,000	Banco GNB Sudameris SA(d)	7.50%	07/30/2022	265,000
500,000	Ecopetrol SA	4.13%	01/16/2025	476,250
600,000	Ecopetrol SA	5.88%	05/28/2045	558,000
600,000	Pacific Rubiales Energy Corp.(c)	5.13%	03/28/2023	475,500
100,000	Pacific Rubiales Energy Corp.(c)	5.63%	01/19/2025	77,000
400,000	Pacific Rubiales Energy Corp.(d)	5.13%	03/28/2023	317,000
				2,168,750
Costa Rica - 0.05%
200,000	Banco Nacional de Costa Rica(d)	6.25%	11/01/2023	199,860
400,000	Instituto Costarricense de Electricidad(c)	6.95%	11/10/2021	417,544
200,000	Instituto Costarricense de Electricidad(d)	6.95%	11/10/2021	208,772
				826,176
Curacao - 0.07%
500,000	SUAM Finance BV(c)	4.88%	04/17/2024	501,250
200,000	SUAM Finance BV(d)	4.88%	04/17/2024	200,500
475,000	Teva Pharmaceutical Finance Co. BV	2.95%	12/18/2022	463,490
				1,165,240
Dominican Republic - 0.01%
200,000	Aeropuertos Dominicanos Siglo XXI SA(d)(f)	9.75%	11/13/2019	194,000

European Union - 0.06%
848,000	Corp. Andina de Fomento	3.75%	01/15/2016	869,811

Principal Amount/Description		Rate	Maturity	Value
France - 0.03%
$390,000	Orange SA	2.75%	09/14/2016	$398,812

Great Britain - 0.14%
88,000	BP Capital Markets PLC	4.75%	03/10/2019	96,356
325,000	BP Capital Markets PLC	2.50%	11/06/2022	303,342
738,000	British Telecommunications PLC	5.95%	01/15/2018	823,586
1,000,000	Vedanta Resources PLC(c)	7.13%	05/31/2023	925,050
				2,148,334
Guatemala - 0.03%
400,000	Comcel Trust via Comunicaciones Celulares SA(d)	6.88%	02/06/2024	420,000

India - 0.03%
500,000	Reliance Industries Ltd.(d)(e)	5.88%	Perpetual Maturity	488,125

Israel - 0.05%
300,000	B Communications Ltd.(c)	7.38%	02/15/2021	318,750
160,000	Delek & Avner Tamar Bond Ltd.(c)	5.41%	12/30/2025	159,091
300,000	Israel Electric Corp. Ltd.(c)	5.00%	11/12/2024	303,750
				781,591
Luxembourg - 0.21%
525,000	Covidien International Finance SA	2.95%	06/15/2023	518,459
200,000	Gol LuxCo SA(c)	8.88%	01/24/2022	188,500
355,000	Intelsat Jackson Holdings SA	5.50%	08/01/2023	354,166
300,000	Klabin Finance SA(c)	5.25%	07/16/2024	290,250
600,000	Millicom International Cellular SA(d)	4.75%	05/22/2020	568,500
300,000	Millicom International Cellular SA(d)	6.63%	10/15/2021	313,500
200,000	Minerva Luxembourg SA(c)	7.75%	01/31/2023	196,500
650,000	Minerva Luxembourg SA(b)(c)(e)	8.75%	Perpetual Maturity	627,250
200,000	Minerva Luxembourg SA(d)	7.75%	01/31/2023	196,500
				3,253,625
Marshall Islands - 0.04%
274,223	Nakilat, Inc.(d)	6.27%	12/31/2033	309,187
300,000	Nakilat, Inc.(d)	6.07%	12/31/2033	338,250
				647,437
Mexico - 0.38%
600,000	Cemex SAB de CV(c)	5.70%	01/11/2025	583,500
400,000	Credito Real SAB de CV(c)	7.50%	03/13/2019	406,000
750,000	Fermaca Enterprises S de RL de CV(c)	6.38%	03/30/2038	766,875
600,000	Grupo Idesa SA de CV(c)	7.88%	12/18/2020	615,000
300,000	Grupo KUO SAB de CV(d)	6.25%	12/04/2022	296,100
150,000	Metalsa SA de CV(d)	4.90%	04/24/2023	135,000
600,000	Mexichem SAB de CV(d)	6.75%	09/19/2042	624,000
800,000	Mexico Generadora de Energia S de rl(d)	5.50%	12/06/2032	786,000
760,000	Petroleos Mexicanos	6.63%	06/15/2035	881,600
200,000	Sixsigma Networks Mexico SA de CV(c)	8.25%	11/07/2021	203,400
400,000	TV Azteca SAB de CV(d)	7.63%	09/18/2020	420,000
250,000	Unifin Financiera SAPI de CV SOFOM ENR(c)	6.25%	07/22/2019	228,125
				5,945,600
Netherlands - 0.14%
250,000	Ajecorp BV(d)	6.50%	05/14/2022	211,875
300,000	CIMPOR Financial Operations BV(c)	5.75%	07/17/2024	263,970
572,000	Koninklijke KPN NV	8.38%	10/01/2030	806,216
700,000	Marfrig Holding Europe BV(c)	6.88%	06/24/2019	652,750

Principal Amount/Description		Rate	Maturity	Value
$200,000	VTR Finance BV(d)	6.88%	01/15/2024	$204,500
				2,139,311
Pakistan - 0.01%
200,000	Global Bank Corp.(c)	5.13%	10/30/2019	204,000

Panama - 0.08%
200,000	Aeropuerto Internacional de Tocumen SA	5.75%	10/09/2023	205,500
400,000	AES El Salvador Trust II(d)	6.75%	03/28/2023	378,400
400,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd.(c)	8.38%	05/10/2020	414,000
200,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd.(d)	8.38%	05/10/2020	207,000
				1,204,900
Paraguay - 0.05%
150,000	Banco Regional SAECA(c)	8.13%	01/24/2019	160,575
450,000	Banco Regional SAECA(d)	8.13%	01/24/2019	481,725
200,000	Telefonica Celular del Paraguay SA(d)	6.75%	12/13/2022	208,500
				850,800
Peru - 0.23%
600,000	Abengoa Transmision Sur SA(c)	6.88%	04/30/2043	667,500
400,000	Banco Internacional del Peru SAA(b)(d)	8.50%	04/23/2070	453,376
180,000	Camposol SA(c)	9.88%	02/02/2017	186,210
200,000	Cia Minera Ares SAC(d)	7.75%	01/23/2021	199,500
400,000	Corp. Azucarera del Peru SA(d)	6.38%	08/02/2022	354,000
100,000	Corp. Pesquera Inca SAC(c)	9.00%	02/10/2017	100,000
400,000	Corp. Pesquera Inca SAC(d)	9.00%	02/10/2017	400,000
100,000	InRetail Shopping Malls(c)	6.50%	07/09/2021	104,500
200,000	InRetail Shopping Malls(d)	6.50%	07/09/2021	209,000
200,000	Maestro Peru SA(d)	6.75%	09/26/2019	216,000
500,000	Pesquera Exalmar SAA(c)	7.38%	01/31/2020	402,500
500,000	Pesquera Exalmar SAA(d)	7.38%	01/31/2020	402,500
				3,695,086
South Korea - 0.05%
235,000	The Korea Development Bank	4.38%	08/10/2015	240,057
550,000	The Korea Development Bank	3.25%	03/09/2016	563,448
				803,505

TOTAL FOREIGN CORPORATE BONDS
(Cost $41,706,327)				40,209,400

U.S. CORPORATE BONDS - 3.85%
Aerospace/Defense - 0.05%
331,000	The Boeing Co.	6.88%	03/15/2039	484,245
350,000	TransDigm, Inc.	6.00%	07/15/2022	350,875
				835,120
Agriculture - 0.05%
890,000	Altria Group, Inc.	2.85%	08/09/2022	866,272

Airlines - 0.04%
570,000	Southwest Airlines Co.	5.13%	03/01/2017	610,948

Auto Manufacturers - 0.05%
640,000	Ford Motor Co.	7.45%	07/16/2031	871,154

Auto Parts & Equipment - 0.08%
235,000	American Axle & Manufacturing, Inc.	6.63%	10/15/2022	250,275
130,000	Dana Holding Corp.	5.50%	12/15/2024	131,950

Principal Amount/Description		Rate	Maturity	Value
$445,000	Delphi Corp.	4.15%	03/15/2024	$460,849
330,000	The Goodyear Tire & Rubber Co.	7.00%	05/15/2022	358,050
				1,201,124
Banks - 0.33%
660,000	Bank of America Corp.	2.00%	01/11/2018	659,978
480,000	BB&T Corp.	2.45%	01/15/2020	479,286
300,000	BBVA Bancomer SA(b)(c)	5.35%	11/12/2029	297,750
660,000	Citigroup, Inc.	1.75%	05/01/2018	652,858
860,000	JPMorgan Chase & Co.	3.63%	05/13/2024	881,344
420,000	Morgan Stanley	3.75%	02/25/2023	431,598
60,000	PNC Funding Corp.	4.38%	08/11/2020	65,561
390,000	PNC Funding Corp.	3.30%	03/08/2022	401,715
370,000	The Goldman Sachs Group, Inc.	5.75%	01/24/2022	428,390
415,000	Wells Fargo & Co.	4.60%	04/01/2021	462,385
385,000	Wells Fargo & Co.	3.50%	03/08/2022	402,293
				5,163,158
Beverages - 0.03%
450,000	The Coca-Cola Co.	1.80%	09/01/2016	457,810

Building Materials - 0.02%
335,000	Louisiana-Pacific Corp.	7.50%	06/01/2020	354,262

Chemicals - 0.15%
460,000	Albemarle Corp.	4.15%	12/01/2024	468,288
250,000	Ashland, Inc.	4.75%	08/15/2022	251,250
400,000	Braskem America Finance Co.(d)	7.13%	07/22/2041	398,000
445,000	Ecolab, Inc.	3.00%	12/08/2016	459,824
280,000	Hexion US Finance Corp.	6.63%	04/15/2020	275,800
490,000	The Dow Chemical Co.	3.00%	11/15/2022	479,591
				2,332,753
Commercial Services - 0.06%
270,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	5.50%	04/01/2023	276,750
265,000	Service Corp. International	5.38%	01/15/2022	272,950
320,000	United Rentals North America, Inc.	7.63%	04/15/2022	353,440
				903,140
Cosmetics/Personal Care - 0.02%
300,000	Revlon Consumer Products Corp.	5.75%	02/15/2021	301,500

Distribution/Wholesale - 0.02%
335,000	HD Supply, Inc.	7.50%	07/15/2020	352,587

Diversified Financial Services - 0.26%
535,000	American Express Credit Corp.	2.13%	03/18/2019	534,863
325,000	American Express Credit Corp.	2.25%	08/15/2019	325,406
835,000	General Electric Capital Corp.	2.90%	01/09/2017	864,550
520,000	General Motors Financial Co., Inc.	3.00%	09/25/2017	526,516
355,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	4.88%	03/15/2019	355,000
779,000	National Rural Utilities Cooperative Finance Corp.	10.38%	11/01/2018	1,015,664
450,000	Synchrony Financial	3.00%	08/15/2019	455,211
				4,077,210
Electric - 0.12%
567,000	Berkshire Hathaway Energy Co.	6.50%	09/15/2037	744,543
415,000	Duke Energy Progress, Inc.	4.15%	12/01/2044	443,076
510,000	Southern Power Co.	4.88%	07/15/2015	521,166
150,000	The Southern Co.	1.95%	09/01/2016	152,301
				1,861,086

Principal Amount/Description		Rate	Maturity	Value
Electronics - 0.06%
$330,000	Arrow Electronics, Inc.	3.38%	11/01/2015	$336,061
640,000	Thermo Fisher Scientific, Inc.	3.30%	02/15/2022	642,067
				978,128
Engineering & Construction - 0.02%
345,000	SBA Communications Corp.	5.63%	10/01/2019	354,487

Entertainment - 0.04%
150,000	Cinemark USA, Inc.	7.38%	06/15/2021	160,500
135,000	Regal Entertainment Group	5.75%	03/15/2022	129,600
265,000	Scientific Games International, Inc.(c)	7.00%	01/01/2022	269,637
				559,737
Environmental Control - 0.04%
485,000	Waste Management, Inc.	6.13%	11/30/2039	630,042

Food - 0.14%
305,000	Kellogg Co.	7.45%	04/01/2031	412,073
255,000	Post Holdings, Inc.	7.38%	02/15/2022	255,638
600,000	The Kroger Co.	3.40%	04/15/2022	611,759
850,000	Tyson Foods, Inc.	3.95%	08/15/2024	880,379
				2,159,849
Forest Products & Paper - 0.06%
875,000	Georgia-Pacific LLC(c)	3.60%	03/01/2025	880,555

Gas - 0.01%
175,000	Southern Star Central Corp.(c)	5.13%	07/15/2022	176,750

Hand/Machine Tools - 0.02%
260,000	Milacron LLC / Mcron Finance Corp.(c)	7.75%	02/15/2021	266,500

Healthcare-Products - 0.04%
300,000	Alere, Inc.	6.50%	06/15/2020	303,750
240,000	Biomet, Inc.	6.50%	08/01/2020	257,400
				561,150
Healthcare-Services - 0.10%
448,000	Anthem, Inc.	2.30%	07/15/2018	450,859
350,000	HCA, Inc.	4.25%	10/15/2019	355,687
125,000	Kindred Escrow Corp. II(c)	8.00%	01/15/2020	133,438
310,000	LifePoint Hospitals, Inc.	5.50%	12/01/2021	318,525
265,000	Select Medical Corp.	6.38%	06/01/2021	270,300
				1,528,809
Home Builders - 0.02%
320,000	WCI Communities, Inc.	6.88%	08/15/2021	322,400

Household Products - 0.58%
8,840,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	9.00%	04/15/2019	9,193,600

Household Products/Wares - 0.02%
255,000	Spectrum Brands, Inc.	6.75%	03/15/2020	267,112

Insurance - 0.13%
580,000	Liberty Mutual Group, Inc.(c)	6.50%	05/01/2042	714,256
886,000	MetLife, Inc.	4.13%	08/13/2042	890,992
475,000	TIAA Asset Management Finance Co. LLC(c)	2.95%	11/01/2019	476,450
				2,081,698
Internet - 0.03%
435,000	Amazon.com, Inc.	3.80%	12/05/2024	446,565

Iron/Steel - 0.08%
595,000	Glencore Funding LLC(c)	3.13%	04/29/2019	597,707

Principal Amount/Description		Rate	Maturity	Value
$365,000	Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.(c)	6.38%	05/01/2022	$357,700
250,000	Steel Dynamics, Inc.(c)	5.13%	10/01/2021	254,688
				1,210,095
Leisure Time - 0.04%
85,000	NCL Corp. Ltd.	5.00%	02/15/2018	85,425
265,000	NCL Corp. Ltd.(c)	5.25%	11/15/2019	268,312
320,000	Viking Cruises Ltd.(c)	8.50%	10/15/2022	348,000
				701,737
Lodging - 0.06%
340,000	MGM Resorts International	6.63%	12/15/2021	358,700
130,000	Station Casinos LLC	7.50%	03/01/2021	133,900
415,000	Wynn Las Vegas LLC	7.75%	08/15/2020	444,145
				936,745
Machinery-Construction & Mining - 0.02%
240,000	Terex Corp.	6.00%	05/15/2021	246,000

Machinery-Diversified - 0.02%
235,000	The Manitowoc Co., Inc.	8.50%	11/01/2020	254,975

Media - 0.16%
610,000	21st Century Fox America, Inc.(c)	4.75%	09/15/2044	669,316
255,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.25%	09/30/2022	255,319
100,000	CCOH Safari LLC	5.50%	12/01/2022	101,750
425,000	Comcast Corp.	4.20%	08/15/2034	445,896
485,000	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc	3.95%	01/15/2025	489,823
355,000	Gannett Co., Inc.(c)	4.88%	09/15/2021	353,225
250,000	Gray Television, Inc.	7.50%	10/01/2020	258,750
				2,574,079
Mining - 0.09%
375,000	Freeport-McMoRan, Inc.	3.10%	03/15/2020	365,208
50,000	Freeport-McMoRan, Inc.	5.45%	03/15/2043	47,444
300,000	Southern Copper Corp.	6.75%	04/16/2040	317,700
850,000	Southern Copper Corp.	5.25%	11/08/2042	763,594
				1,493,946
Miscellaneous Manufacturing - 0.04%
350,000	Gates Global LLC / Gates Global Co.(c)	6.00%	07/15/2022	336,945
340,000	Illinois Tool Works, Inc.	3.38%	09/15/2021	359,403
				696,348
Office/Business Equipment - 0.05%
335,000	CDW LLC / CDW Finance Corp.	6.00%	08/15/2022	347,563
425,000	Xerox Corp.	2.95%	03/15/2017	436,948
				784,511
Oil & Gas - 0.22%
310,000	ConocoPhillips	6.50%	02/01/2039	413,295
700,000	Devon Energy Corp.	6.30%	01/15/2019	799,693
160,000	Energy XXI Gulf Coast, Inc.	9.25%	12/15/2017	106,400
220,000	Energy XXI Gulf Coast, Inc.	7.50%	12/15/2021	119,900
275,000	EP Energy LLC / Everest Acquisition Finance, Inc.	9.38%	05/01/2020	279,125
322,000	Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.	6.50%	11/15/2020	349,360
230,000	Memorial Production Partners LP / Memorial Production Finance Corp.(c)	6.88%	08/01/2022	175,950

Principal Amount/Description		Rate	Maturity	Value
$235,000	Oasis Petroleum, Inc.	7.25%	02/01/2019	$226,775
345,000	Phillips 66	5.88%	05/01/2042	398,741
325,000	Sanchez Energy Corp.	6.13%	01/15/2023	273,812
175,000	Triangle USA Petroleum Corp.(c)	6.75%	07/15/2022	116,375
240,000	Ultra Petroleum Corp.(c)	5.75%	12/15/2018	222,600
				3,482,026
Packaging & Containers - 0.04%
355,000	Berry Plastics Corp.	5.50%	05/15/2022	360,769
350,000	Plastipak Holdings, Inc.(c)	6.50%	10/01/2021	351,750
				712,519
Pharmaceuticals - 0.01%
215,000	Mylan, Inc.	2.60%	06/24/2018	218,008

Pipelines - 0.07%
370,000	Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp.	4.75%	11/15/2021	353,350
265,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	306,780
25,000	Kinder Morgan Energy Partners LP	6.50%	09/01/2039	27,912
350,000	Tesoro Logistics LP / Tesoro Logistics Finance Corp.(c)	6.25%	10/15/2022	350,875
				1,038,917
REITS - 0.08%
410,000	Boston Properties LP	4.13%	05/15/2021	437,637
415,000	ERP Operating LP	4.50%	07/01/2044	434,287
345,000	Simon Property Group LP	5.65%	02/01/2020	396,435
				1,268,359
Retail - 0.05%
130,000	Asbury Automotive Group, Inc.(c)	6.00%	12/15/2024	132,600
240,000	Sally Holdings LLC / Sally Capital, Inc.	5.75%	06/01/2022	252,600
420,000	Walgreens Boots Alliance, Inc.	4.80%	11/18/2044	444,616
				829,816
Software - 0.09%
220,000	Activision Blizzard, Inc.(c)	5.63%	09/15/2021	231,550
250,000	Audatex North America, Inc.(c)	6.00%	06/15/2021	258,750
875,000	Oracle Corp.	2.38%	01/15/2019	890,993
				1,381,293
Telecommunications - 0.08%
270,000	CommScope, Inc.(c)	5.00%	06/15/2021	267,300
240,000	Frontier Communications Corp.	8.50%	04/15/2020	268,800
355,000	Level 3 Communications, Inc.(c)	5.75%	12/01/2022	358,994
425,000	Verizon Communications, Inc.	4.40%	11/01/2034	423,830
				1,318,924
Toys/Games/Hobbies - 0.03%
470,000	Mattel, Inc.	2.50%	11/01/2016	480,222

Transportation - 0.03%
450,000	Burlington Northern Santa Fe LLC	4.55%	09/01/2044	484,994

TOTAL U.S. CORPORATE BONDS
(Cost $60,136,178)				60,709,020

Principal Amount/Description		Rate	Maturity	Value
FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.04%
$660,000	Mexico Government International Bond	4.00%	10/02/2023	$685,575

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $667,188)				685,575

COLLATERALIZED LOAN OBLIGATIONS - 0.80%
	Adams Mill CLO Ltd.
500,000	Series 2014-1A(b)(c)	3.70%	07/15/2026	467,917
250,000	Series 2014-1A(b)(c)	5.20%	07/15/2026	222,501
	Apidos CLO XVIII
500,000	Series 2014-18A(b)(c)	3.88%	07/22/2026	473,863
250,000	Series 2014-18A(b)(c)	5.43%	07/22/2026	226,033
	ARES CLO Ltd.
500,000	Series 2012-2A(b)(c)	4.93%	10/12/2023	500,618
	Avery Point II CLO Ltd.
250,000	Series 2013-2A(b)(c)	2.98%	07/17/2025	240,744
500,000	Series 2013-2A(b)(c)	3.68%	07/17/2025	472,222
	Birchwood Park CLO Ltd.
250,000	Series 2014-1A(b)(c)	6.63%	07/15/2026	244,880
250,000	Series 2014-1A(b)(c)	3.38%	07/15/2026	246,225
250,000	Series 2014-1A(b)(c)	4.43%	07/15/2026	246,925
	BlueMountain CLO Ltd.
500,000	Series 2012-1A(b)(c)	5.73%	07/20/2023	481,842
	Brookside Mill CLO Ltd.
250,000	Series 2013-1A(b)(c)	2.93%	04/17/2025	238,058
500,000	Series 2013-1A(b)(c)	3.28%	04/17/2025	458,719
500,000	Series 2013-1A(b)(c)	4.63%	04/17/2025	434,206
	Carlyle Global Market Strategies CLO Ltd.
250,000	Series 2014-3A(b)(c)	3.38%	07/27/2026	246,275
500,000	Series 2014-3A(b)(c)	4.43%	07/27/2026	493,950
	Emerson Park CLO Ltd.
250,000	Series 2013-1A(b)(c)	2.98%	07/15/2025	241,225
	Flatiron CLO Ltd.
250,000	Series 2014-1A(b)(c)	3.09%	07/17/2026	241,974
250,000	Series 2014-1A(b)(c)	3.54%	07/17/2026	232,956
	Galaxy XV CLO Ltd.
500,000	Series 2013-15A(b)(c)	3.63%	04/15/2025	472,902
	GoldenTree Loan Opportunities IV Ltd.
250,000	Series 2007-4A(b)(c)	4.48%	08/18/2022	249,474
	Halcyon Loan Advisors Funding Ltd.
250,000	Series 2013-2A(b)(c)	2.93%	08/01/2025	237,703
250,000	Series 2014-1A(b)(c)	3.23%	04/18/2026	241,334
	ING IM CLO Ltd.
250,000	Series 2013-3A(b)(c)	2.93%	01/18/2026	238,807
	LCM XIV LP
500,000	Series 2013-14A(b)(c)	3.73%	07/15/2025	474,296
	LCM XV LP
250,000	Series 2014-15A(b)(c)	3.33%	08/25/2024	246,013
	Madison Park Funding XIII Ltd.
250,000	Series 2014-13A(b)(c)	3.58%	01/19/2025	233,944

Principal Amount/Description		Rate	Maturity	Value
	Madison Park Funding XIV Ltd.
$250,000	Series 2014-14A(b)(c)	3.83%	07/20/2026	$238,506
250,000	Series 2014-14A(b)(c)	4.98%	07/20/2026	220,730
	Magnetite CLO Ltd.
500,000	Series 2012-7A(b)(c)	5.48%	01/15/2025	463,479
	Nomad CLO Ltd.
250,000	Series 2013-1A(b)(c)	3.18%	01/15/2025	241,798
250,000	Series 2013-1A(b)(c)	3.73%	01/15/2025	236,118
	Octagon Investment Partners XVI Ltd.
500,000	Series 2013-1A(b)(c)	3.58%	07/17/2025	469,194
500,000	Series 2013-1A(b)(c)	4.73%	07/17/2025	435,411
	OHA Intrepid Leveraged Loan Fund Ltd.
500,000	Series 2013-1AR(b)(c)	3.28%	04/20/2021	500,433
	Venture X CLO Ltd.
500,000	Series 2012-10A(b)(c)	4.43%	07/20/2022	489,232
	WhiteHorse III Ltd. Corp.
500,000	Series 2006-1A(b)(c)	2.08%	05/01/2018	495,014

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $12,857,682)				12,595,521

CONTINGENT CONVERTIBLE SECURITIES - 0.04%
700,000	Banco do Brasil SA(b)(c)(e)	9.00%	Perpetual Maturity	654,500

TOTAL CONTINGENT CONVERTIBLE SECURITIES
(Cost $700,000)				654,500

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 20.95%
	Adjustable Rate Mortgage Trust
2,435,055	Series 2005-1(b)	2.79%	05/25/2035	2,380,032
1,898,334	Series 2005-7(b)	3.05%	10/25/2035	1,690,446
	Alternative Loan Trust
714,205	Series 2005-20CB	5.50%	07/25/2035	662,785
293,895	Series 2005-54CB	5.50%	11/25/2035	268,784
1,000,000	Series 2005-6CB	5.50%	04/25/2035	985,889
578,874	Series 2005-85CB(b)	21.01%	02/25/2036	738,035
2,741,088	Series 2005-85CB(b)	1.27%	02/25/2036	2,296,672
709,535	Series 2005-86CB	5.50%	02/25/2036	634,385
1,414,539	Series 2005-9CB(b)	4.88%	05/25/2035	181,169
796,475	Series 2005-9CB(b)	0.67%	05/25/2035	672,350
546,448	Series 2006-12CB(b)	5.75%	05/25/2036	452,558
2,536,237	Series 2006-15CB	6.50%	06/25/2036	2,063,112
332,763	Series 2006-30T1	6.25%	11/25/2036	315,692
279,556	Series 2006-32CB	5.50%	11/25/2036	248,583
525,471	Series 2006-36T2(b)	27.28%	12/25/2036	722,997
2,012,512	Series 2007-19	6.00%	08/25/2037	1,719,190
6,932,673	Series 2007-20	6.25%	08/25/2047	6,061,049
2,183,468	Series 2007-23CB(b)	6.33%	09/25/2037	517,641
2,286,753	Series 2007-23CB(b)	0.67%	09/25/2037	1,546,776
	American Home Mortgage Investment Trust
218,001	Series 2007-A(c)(f)	6.10%	01/25/2037	129,987

Principal Amount/Description		Rate	Maturity	Value
	BAMLL Commercial Mortgage Securities Trust
$400,000	Series 2014-IP(b)(c)	2.72%	06/15/2028	$393,606
	Banc of America Alternative Loan Trust
118,577	Series 2005-6	6.00%	07/25/2035	112,057
214,720	Series 2005-6	5.50%	07/25/2035	199,329
	Banc of America Commercial Mortgage Trust
500,000	Series 2007-5(b)	5.77%	10/10/2017	530,018
	Banc of America Funding Corp.
826,158	Series 2006-2	5.50%	03/25/2036	842,221
2,326,018	Series 2006-A(b)	2.68%	02/20/2036	1,960,412
1,268,257	Series 2008-R2(c)	6.00%	09/25/2037	1,324,258
	BCAP LLC Trust
267,052	Series 2007-AA2(b)	7.50%	04/25/2037	246,659
173,268	Series 2007-AA2	6.00%	04/25/2037	149,240
77,550	Series 2010-RR6(b)(c)	5.53%	08/26/2022	77,496
	Bear Stearns ALT-A Trust
2,535,643	Series 2004-11(b)	2.59%	11/25/2034	2,261,127
2,484,267	Series 2005-3(b)	2.48%	04/25/2035	1,942,212
2,480,150	Series 2006-6(b)	4.33%	11/25/2036	1,917,719
	Bear Stearns Asset-Backed Securities Trust
687,471	Series 2005-HE3(b)	1.18%	03/25/2035	682,751
3,649,450	Series 2006-AC1(f)	5.75%	02/25/2036	3,211,406
	Bear Stearns Commercial Mortgage Securities
500,000	Series 2006-PW13(b)	5.61%	08/11/2016	513,754
	Chase Mortgage Finance Trust
8,701,768	Series 2007-S2	6.00%	03/25/2037	7,838,752
920,086	Series 2007-S3	5.50%	05/25/2037	880,599
	Citicorp Mortgage Securities Trust
1,516,688	Series 2007-1	6.00%	01/25/2037	1,553,170
605,338	Series 2007-2	5.50%	02/25/2037	607,101
	Citigroup Commercial Mortgage Trust
5,604,579	Series 2014-GC25(b)	1.26%	10/10/2047	457,339
	Citigroup Mortgage Loan Trust, Inc.
1,410,529	Series 2006-WF1(f)	5.47%	03/25/2036	1,044,110
1,972,721	Series 2007-OPX1(f)	6.33%	01/25/2037	1,441,542
2,000,000	Series 2008-AR4(b)(c)	2.73%	11/25/2038	1,826,268
1,400,000	Series 2008-AR4(b)(c)	2.73%	11/25/2038	1,346,838
1,363,488	Series 2010-8(b)(c)	7.82%	11/25/2036	1,198,130
4,047,762	Series 2010-8(b)(c)	7.34%	12/25/2036	3,455,339
	Citigroup/Deutsche Bank Commercial Mortgage Trust
500,000	Series 2007-CD4(b)	5.37%	12/11/2049	519,505
	CitiMortgage Alternative Loan Trust
1,362,367	Series 2007-A1	6.00%	01/25/2037	1,173,107
268,351	Series 2007-A1(b)	5.23%	01/25/2037	41,465
467,293	Series 2007-A3(b)	5.23%	03/25/2037	74,117
203,054	Series 2007-A3(b)	6.00%	03/25/2037	177,948
1,667,516	Series 2007-A4	5.75%	04/25/2037	1,444,326
1,423,770	Series 2007-A6	5.50%	06/25/2037	1,150,238
	COBALT CMBS Commercial Mortgage Trust
500,000	Series 2007-C2(b)	5.57%	04/15/2047	510,638

Principal Amount/Description		Rate	Maturity	Value
	Commercial Mortgage Pass-Through Certificates
$655,421	Series 2010-C1(b)(c)	2.05%	07/10/2046	$19,771
500,000	Series 2014-CR15(b)(c)	4.77%	02/10/2047	494,192
500,000	Series 2014-CR19(b)	4.72%	08/10/2047	526,505
400,000	Series 2014-CR20(b)	4.51%	11/10/2047	408,990
5,797,416	Series 2014-UBS4(c)	3.75%	08/10/2047	1,660,380
11,000	Series 2014-UBS4(b)(c)(g)	0.00%	08/10/2047	0
2,705,400	Series 2014-UBS4(c)	3.75%	08/10/2047	1,923,810
3,091,920	Series 2014-UBS4(c)	3.75%	08/10/2047	1,932,141
	Commercial Mortgage Trust
500,000	Series 2007-GG11(b)	6.05%	12/10/2049	524,422
400,000	Series 2007-GG9	5.48%	03/10/2039	423,124
	Countrywide Asset-Backed Certificates
2,500,000	Series 2005-12(f)	5.56%	02/25/2036	2,525,760
	Countrywide Home Loan Mortgage Pass-Through Trust
256,666	Series 2005-J4	5.50%	11/25/2035	258,629
5,397,588	Series 2006-18	6.00%	12/25/2036	5,010,495
790,904	Series 2007-17	6.00%	10/25/2037	755,531
828,887	Series 2007-3	6.00%	04/25/2037	783,194
1,092,648	Series 2007-7	5.75%	06/25/2037	1,007,161
	Credit Suisse First Boston Mortgage Securities Corp.
162,326	Series 1998-C2(b)(c)	6.75%	11/15/2030	167,948
148,653	Series 2005-10	5.50%	11/25/2035	131,454
135,464	Series 2005-8	5.50%	08/25/2025	130,649
8,844,848	Series 2005-9	6.00%	10/25/2035	6,605,828
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(f)	5.70%	09/25/2036	3,257,185
199,274	Series 2007-1(b)	5.90%	05/25/2037	117,829
	CSMC Mortgage-Backed Trust
360,125	Series 2006-1	6.00%	02/25/2036	274,615
196,212	Series 2006-4	5.50%	05/25/2021	187,346
1,336,419	Series 2006-5	6.25%	06/25/2036	807,502
162,530	Series 2006-9	6.00%	11/25/2036	156,217
4,828,312	Series 2007-1	6.00%	02/25/2037	4,364,287
38,750	Series 2007-2	5.00%	03/25/2037	38,431
730,373	Series 2007-3(b)	5.84%	04/25/2037	396,908
104,738	Series 2007-4	6.00%	06/25/2037	97,512
500,000	Series 2007-C4(b)	5.90%	09/15/2039	541,906
6,964,134	Series 2009-16R(c)	6.00%	07/26/2037	6,470,823
2,596,512	Series 2010-7R(b)(c)	6.39%	04/26/2037	2,497,771
	Del Coronado Trust
500,000	Series 2013-HDC D(b)(c)	2.11%	03/15/2018	499,543
500,000	Series 2013-HDC E(b)(c)	2.81%	03/15/2018	498,901
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
699,456	Series 2005-6(b)	4.91%	12/25/2035	116,474
308,110	Series 2005-6(b)	1.57%	12/25/2035	234,310
3,463,587	Series 2007-1(b)	0.31%	08/25/2037	2,923,998
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
246,970	Series 2006-PR1(b)(c)	11.90%	04/15/2036	292,703
	First Horizon Alternative Mortgage Securities Trust
168,414	Series 2005-FA6	5.50%	09/25/2035	155,183

Principal Amount/Description		Rate	Maturity	Value
$2,177,612	Series 2005-FA6	5.50%	09/25/2035	$2,006,523
185,610	Series 2006-FA7	6.25%	12/25/2036	156,938
316,109	Series 2007-FA2	6.00%	04/25/2037	243,854
	First Horizon Mortgage Pass-Through Trust
4,690,815	Series 2007-AR3(b)	2.39%	11/25/2037	4,072,345
	GRACE Mortgage Trust
400,000	Series 2014-GRCE(c)	3.37%	06/10/2028	414,823
	GS Mortgage Securities Trust
400,000	Series 2006-GG6(b)	5.52%	02/10/2016	411,447
13,129,623	Series 2006-GG6(b)(c)	0.00%	04/10/2038	6,814
400,000	Series 2006-GG8	5.62%	11/10/2039	410,882
506,173	Series 2011-GC3(b)(c)	0.96%	03/10/2021	14,610
3,818,621	Series 2011-GC5(b)(c)	1.69%	08/10/2044	223,134
	GSAA Home Equity Trust
235,870	Series 2005-7(b)	4.48%	05/25/2035	240,183
3,608,211	Series 2006-13(b)	6.04%	07/25/2036	2,336,897
740,883	Series 2006-18(f)	5.68%	11/25/2036	433,788
244,460	Series 2006-6(b)	5.69%	03/25/2036	144,355
1,273,582	Series 2007-2(f)	6.10%	03/25/2037	740,440
3,336,439	Series 2007-8(b)	0.52%	08/25/2037	3,003,002
	GSR Mortgage Loan Trust
1,312,077	Series 2005-AR4(b)	5.23%	07/25/2035	1,301,098
3,821,073	Series 2006-2F	5.25%	02/25/2036	3,024,963
3,553,802	Series 2007-2F	5.75%	02/25/2037	3,338,626
3,103,021	Series 2007-AR2(b)	2.70%	05/25/2037	2,577,484
	HSI Asset Loan Obligation Trust
304,052	Series 2007-2	5.50%	09/25/2037	292,528
	IndyMac IMJA Mortgage Loan Trust
2,842,166	Series 2007-A1	6.00%	08/25/2037	2,518,113
	IndyMac IMSC Mortgage Loan Trust
5,785,328	Series 2007-F2	6.50%	07/25/2037	4,006,942
	IndyMac Index Mortgage Loan Trust
6,493,176	Series 2005-AR31(b)	2.41%	01/25/2036	5,628,986
2,433,963	Series 2005-AR35(b)	4.41%	02/25/2036	1,968,020
6,979,328	Series 2006-AR25(b)	2.59%	09/25/2036	5,408,951
1,456,711	Series 2007-FLX1(b)	0.35%	02/25/2037	1,400,408
	JP Morgan Alternative Loan Trust
631,306	Series 2005-S1	6.00%	12/25/2035	575,622
146,215	Series 2006-S1	5.00%	02/25/2021	141,386
1,332,522	Series 2006-S3(f)	6.12%	08/25/2036	1,264,325
	JP Morgan BB Commercial Mortgage Securities Trust
400,000	Series 2014-C21(b)	4.66%	08/15/2047	417,170
388,000	Series 2014-C26(b)	4.43%	12/15/2024	395,312
	JP Morgan Chase Commercial Mortgage Securities Corp.
400,000	Series 2005-CB12(b)	4.97%	09/12/2037	380,414
6,963,960	Series 2006-LDP8(b)	0.53%	05/15/2045	51,714
500,000	Series 2006-LDP8	5.44%	05/15/2045	529,750
494,130	Series 2006-LDP9	5.37%	05/15/2047	513,447
600,000	Series 2007-CB19(b)	5.70%	05/12/2017	634,793
400,000	Series 2007-CB20(b)	6.07%	02/12/2051	422,211
4,000,000	Series 2007-CH1(f)	5.08%	05/25/2015	3,849,804
4,257,238	Series 2012-C8(b)	2.12%	09/15/2022	429,947
400,000	Series 2014-DSTY(c)	3.43%	06/10/2027	411,858

Principal Amount/Description		Rate	Maturity	Value
	JP Morgan Mortgage Acquisition Corp.
$472,056	Series 2006-CH2(f)	4.61%	10/25/2036	$383,452
	JP Morgan Mortgage Trust
12,374,844	Series 2005-S3	6.50%	01/25/2036	10,756,388
366,071	Series 2007-S3	6.00%	07/25/2037	335,092
2,035,140	Series 2007-S3	6.00%	07/25/2037	1,865,025
	JP Morgan Resecuritization Trust
3,486,564	Series 2011-1(b)(c)	6.07%	06/26/2037	2,994,165
	LB-UBS Commercial Mortgage Trust
4,539,517	Series 2006-C7(b)(c)	0.65%	11/15/2038	47,729
3,404,638	Series 2006-C7(b)(c)	0.65%	11/15/2038	35,796
400,000	Series 2007-C2(b)	5.49%	02/15/2040	422,346
	Lehman Mortgage Trust
1,216,927	Series 2006-6	5.50%	10/25/2036	990,317
4,189,615	Series 2006-7(b)	0.42%	11/25/2036	511,422
4,189,615	Series 2006-7(b)	7.58%	11/25/2036	1,332,111
2,342,285	Series 2006-8(b)	0.59%	12/25/2036	1,190,951
2,342,285	Series 2006-8(b)	6.41%	12/25/2036	747,544
2,287,925	Series 2007-10	6.00%	01/25/2038	2,273,554
649,082	Series 2007-10	6.50%	01/25/2038	571,920
	Lehman XS Trust
825,503	Series 2006-5(f)	5.89%	04/25/2036	784,356
	MASTR Asset Securitization Trust
124,032	Series 2003-1	5.75%	02/25/2033	124,057
168,248	Series 2003-2	5.75%	04/25/2033	166,720
	Merrill Lynch Alternative Note Asset Trust
1,172,850	Series 2007-F1	6.00%	03/25/2037	777,710
	ML-CFC Commercial Mortgage Trust
27,690	Series 2007-8(b)	5.81%	03/12/2017	27,875
	Morgan Stanley Bank of America Merrill Lynch Trust
4,834,581	Series 2012-C5(b)(c)	1.86%	07/15/2022	399,042
300,000	Series 2014-C14(b)(c)	4.83%	02/15/2024	291,335
450,000	Series 2014-C19	4.00%	12/15/2024	436,369
	Morgan Stanley Capital I Trust
500,000	Series 2006-HQ8(b)	5.49%	03/12/2044	513,759
500,000	Series 2007-HQ11(b)	5.51%	02/12/2044	518,029
21,294	Series 2007-HQ12(b)	0.41%	04/12/2049	21,245
500,000	Series 2007-IQ13	5.41%	03/15/2017	532,957
9,439,109	Series 2011-C1(b)(c)	0.91%	09/15/2047	148,996
400,000	Series 2014-MP(b)(c)	3.69%	08/11/2021	406,298
	Morgan Stanley Mortgage Loan Trust
6,132,046	Series 2005-3AR(b)	2.50%	07/25/2035	5,378,417
347,718	Series 2006-11	6.00%	08/25/2036	288,975
2,076,192	Series 2006-7(b)	5.35%	06/25/2036	1,775,892
1,874,630	Series 2006-7	6.00%	06/25/2036	1,692,594
646,507	Series 2007-3XS(f)	5.70%	01/25/2047	479,759
	Morgan Stanley Re-REMIC Trust
680,910	Series 2011-R1(b)(c)	5.94%	02/26/2037	723,107
	Nomura Asset Acceptance Corp. Alternative Loan Trust
2,000,000	Series 2005-AP3(b)	5.32%	08/25/2035	1,519,622
	PHH Alternative Mortgage Trust
2,700,282	Series 2007-2	6.00%	05/25/2037	2,407,747
	PR Mortgage Loan Trust
9,703,723	Series 2014-1(b)(c)	5.93%	10/25/2049	9,815,316

Principal Amount/Description		Rate	Maturity	Value
	Prime Mortgage Trust
$202,252	Series 2006-1	5.50%	06/25/2036	$190,843
137,737	Series 2006-DR1(c)	5.50%	05/25/2035	138,731
	RBSGC Structured Trust
460,643	Series 2008-B(c)	6.00%	06/25/2037	405,144
	Residential Accredit Loans, Inc.
441,449	Series 2004-QS15	5.25%	11/25/2034	461,356
3,827,715	Series 2005-QS17	6.00%	12/25/2035	3,432,664
7,270,539	Series 2006-QA5(b)	0.39%	07/25/2036	4,857,360
5,589,208	Series 2006-QS10	6.50%	08/25/2036	4,883,268
2,127,068	Series 2006-QS4	6.00%	04/25/2036	1,776,523
1,468,661	Series 2006-QS6	6.00%	06/25/2036	1,217,665
2,061,252	Series 2006-QS6	6.00%	06/25/2036	1,708,982
602,844	Series 2006-QS7(b)	5.43%	06/25/2036	101,947
200,948	Series 2006-QS7(b)	0.57%	06/25/2036	132,838
3,822,344	Series 2006-QS7	6.00%	06/25/2036	3,218,031
747,884	Series 2006-QS8(b)	5.38%	08/25/2036	128,243
249,295	Series 2006-QS8(b)	0.62%	08/25/2036	156,763
4,875,640	Series 2007-QS3	6.50%	02/25/2037	4,018,551
155,213	Series 2007-QS6	6.25%	04/25/2037	129,701
21,869	Series 2007-QS6(b)	53.59%	04/25/2037	49,643
6,776,732	Series 2007-QS9	6.50%	07/25/2037	5,727,450
443,467	Series 2008-QR1	6.00%	08/25/2036	344,455
	Residential Asset Mortgage Products, Inc.
61,708	Series 2004-RS4(b)	5.07%	04/25/2034	63,350
804,831	Series 2006-RS5(b)	0.34%	09/25/2036	783,841
	Residential Asset Securities Corp.
5,459,108	Series 2006-EMX6(b)	0.32%	07/25/2036	4,924,470
1,564,674	Series 2007-KS4(b)	0.35%	05/25/2037	1,559,415
	Residential Asset Securitization Trust
859,754	Series 2006-A1	6.00%	04/25/2036	691,877
1,736,385	Series 2006-A2	6.00%	05/25/2036	1,407,878
1,197,187	Series 2006-A6	6.50%	07/25/2036	753,320
8,083,778	Series 2006-A7CB	6.25%	07/25/2036	7,678,037
448,192	Series 2006-A8(b)	5.73%	08/25/2036	125,916
774,020	Series 2006-A8	6.00%	08/25/2036	712,507
211,681	Series 2006-A8	6.50%	08/25/2036	147,761
2,469,682	Series 2007-A1	6.00%	03/25/2037	1,789,707
4,338,219	Series 2007-A2	6.00%	04/25/2037	3,776,003
155,418	Series 2007-A6	6.00%	06/25/2037	142,541
4,106,009	Series 2007-A7	6.00%	07/25/2037	3,045,879
	Residential Funding Mortgage Securities I, Inc.
2,380,432	Series 2006-S3	5.50%	03/25/2036	2,182,314
566,837	Series 2006-S6	6.00%	07/25/2036	520,364
4,016,709	Series 2006-S6	6.00%	07/25/2036	3,629,715
1,011,800	Series 2007-S3	6.00%	03/25/2037	925,638
793,284	Series 2007-S6	6.00%	06/25/2037	721,334
	Sequoia Mortgage Trust
4,709,819	Series 2007-3(b)	2.46%	07/20/2037	4,006,860
	Structured Adjustable Rate Mortgage Loan Trust
2,069,539	Series 2005-15(b)	2.53%	07/25/2035	1,706,045
	Structured Asset Securities Corp.
394,583	Series 2005-RF1(b)(c)	0.52%	03/25/2035	334,024
397,818	Series 2005-RF1(b)(c)	5.20%	03/25/2035	55,950

Principal Amount/Description		Rate	Maturity	Value
	TBW Mortgage-Backed Trust
$1,821,214	Series 2006-2	7.00%	07/25/2036	$846,819
	Wachovia Bank Commercial Mortgage Trust
400,000	Series 2006-C28(b)	5.63%	10/15/2048	409,568
1,517,799	Series 2006-C29(b)	0.38%	11/15/2048	11,197
400,000	Series 2007-C30(b)	5.41%	12/15/2043	408,518
500,000	Series 2007-C33(b)	5.94%	07/15/2017	545,579
	Wachovia Mortgage Loan Trust LLC Series Trust
2,888,269	Series 2005-B(b)	2.49%	10/20/2035	2,528,223
	Washington Mutual Alternative Mortgage Pass-Through Certificates
3,817,628	Series 2005-1	6.00%	03/25/2035	3,977,224
142,349	Series 2005-9	5.50%	11/25/2035	119,531
1,007,768	Series 2006-5	6.00%	07/25/2036	777,006
	Washington Mutual Mortgage Pass-Through Certificates Trust
1,772,190	Series 2006-2	6.00%	03/25/2036	1,565,219
	Wells Fargo Alternative Loan Trust
1,647,743	Series 2007-PA2(b)	0.60%	06/25/2037	1,205,921
1,647,743	Series 2007-PA2(b)	5.90%	06/25/2037	295,025
672,876	Series 2007-PA3	5.75%	07/25/2037	613,788
1,916,018	Series 2007-PA3	6.25%	07/25/2037	1,748,880
	Wells Fargo Mortgage-Backed Securities Trust
4,701,870	Series 2005-12	5.50%	11/25/2035	4,719,549
1,507,377	Series 2006-11	6.00%	09/25/2036	1,467,433
494,926	Series 2006-2	5.50%	03/25/2036	477,355
200,158	Series 2006-2	5.75%	03/25/2036	203,993
1,645,980	Series 2007-13	6.00%	09/25/2037	1,711,699
1,824,393	Series 2007-14	6.00%	10/25/2037	1,851,799
1,629,884	Series 2007-2	6.00%	03/25/2037	1,592,763
710,505	Series 2007-5	5.50%	05/25/2037	751,128
	WFRBS Commercial Mortgage Trust
6,951,733	Series 2014-C22(b)	0.97%	09/15/2057	455,380
	WF-RBS Commercial Mortgage Trust
4,792,886	Series 2012-C9(b)(c)	2.21%	11/15/2045	537,896
4,945,521	Series 2014-C19(b)	1.32%	03/15/2047	385,859

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $299,270,649)				330,616,509

U.S. GOVERNMENT BONDS AND NOTES - 3.25%
4,540,000	U.S. Treasury Bonds	2.75%	11/15/2042	4,540,708
5,210,000	U.S. Treasury Bonds	3.63%	02/15/2044	6,137,625
4,750,000	U.S. Treasury Notes	0.25%	02/28/2015	4,751,672
6,650,000	U.S. Treasury Notes	0.25%	03/31/2015	6,652,860
4,570,000	U.S. Treasury Notes	0.13%	04/30/2015	4,571,426
2,900,000	U.S. Treasury Notes	0.25%	05/31/2015	2,902,039
5,440,000	U.S. Treasury Notes	1.75%	10/31/2020	5,415,139
3,110,000	U.S. Treasury Notes	2.25%	03/31/2021	3,174,629
3,450,000	U.S. Treasury Notes	2.00%	08/31/2021	3,459,701
3,540,000	U.S. Treasury Notes	2.00%	02/15/2023	3,523,960

Principal Amount/Description		Rate	Maturity	Value
$5,850,000	U.S. Treasury Notes	2.75%	11/15/2023	$6,155,756

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $50,358,108)				51,285,515

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 11.91%
	Federal Home Loan Mortgage Corp. Pool
3,264,419	Series 2011-3894	4.50%	07/15/2041	3,508,598
807,232	Series Pool #G01840	5.00%	07/01/2035	894,275
337,453	Series Pool #G04817	5.00%	09/01/2038	371,996
	Federal Home Loan Mortgage Corp. REMICS
3,652,141	Series 2003-2722(b)	9.71%	12/15/2033	4,118,724
722,609	Series 2005-R003	5.50%	10/15/2035	800,178
4,070,319	Series 2006-3244(b)	6.50%	11/15/2036	723,296
201,397	Series 2007-3261(b)	6.27%	01/15/2037	32,646
1,301,794	Series 2007-3262(b)	6.24%	01/15/2037	167,292
2,363,805	Series 2007-3301(b)	5.94%	04/15/2037	259,054
1,851,323	Series 2007-3303(b)	5.94%	04/15/2037	282,697
3,491,067	Series 2007-3303(b)	5.92%	04/15/2037	530,949
1,530,806	Series 2007-3382(b)	5.84%	11/15/2037	175,236
1,751,001	Series 2007-3384(b)	6.15%	08/15/2036	252,815
1,128,090	Series 2007-3384(b)	6.23%	11/15/2037	140,682
1,294,152	Series 2008-3417(b)	6.02%	02/15/2038	136,785
9,148,618	Series 2008-3419(b)	6.27%	02/15/2038	1,516,859
34,222,646	Series 2008-3423(b)	0.35%	03/15/2038	308,072
1,577,833	Series 2008-3423(b)	5.49%	03/15/2038	157,188
16,939,972	Series 2008-3435(b)	5.82%	04/15/2038	2,649,242
4,072,358	Series 2009-3510(b)	6.59%	02/15/2037	789,691
1,272,373	Series 2009-3523(b)	5.84%	04/15/2039	195,869
245,276	Series 2009-3524	4.88%	06/15/2038	250,001
132,331	Series 2009-3549(b)	5.64%	07/15/2039	12,707
2,817,870	Series 2009-3560(b)	6.24%	11/15/2036	480,869
1,080,016	Series 2010-3630(b)	1.93%	03/15/2017	31,522
1,156,990	Series 2010-3641	4.50%	03/15/2040	1,245,001
134,382	Series 2010-3688	4.00%	07/15/2029	135,580
1,643,881	Series 2010-3726(b)	5.89%	09/15/2040	252,446
10,330,671	Series 2010-3728(b)	4.29%	09/15/2040	982,436
32,446	Series 2010-3745(b)	9.68%	10/15/2040	33,058
133,092	Series 2010-3766(b)	9.68%	11/15/2040	139,233
250,000	Series 2010-3779	4.00%	12/15/2030	266,361
750,000	Series 2010-3779	3.50%	12/15/2030	791,140
480,105	Series 2010-3779	4.50%	12/15/2040	516,393
130,932	Series 2011-3786(b)	9.18%	01/15/2041	135,736
1,169,301	Series 2011-3795	4.00%	01/15/2041	1,228,318
187,663	Series 2011-3798(b)	9.18%	11/15/2040	196,957
34,232	Series 2011-3805(b)	9.18%	02/15/2041	34,988
600,000	Series 2011-3808	3.50%	02/15/2031	616,849
61,392	Series 2011-3809(b)	9.19%	02/15/2041	63,089
2,811,411	Series 2011-3815(b)	5.69%	02/15/2041	317,313
500,000	Series 2011-3824	3.50%	03/15/2031	520,578
1,494,311	Series 2011-3824(b)	6.94%	08/15/2036	291,821
651,953	Series 2011-3857(b)	8.94%	05/15/2041	659,627
1,414,935	Series 2011-3863	5.50%	08/15/2034	1,560,903
901,689	Series 2011-3864(b)	8.89%	05/15/2041	934,656

Principal Amount/Description		Rate	Maturity	Value
$1,211,743	Series 2011-3871	5.50%	06/15/2041	$1,426,766
2,271,781	Series 2011-3872(b)	5.79%	06/15/2041	270,760
2,063,134	Series 2011-3888	4.00%	07/15/2041	2,164,923
2,361,903	Series 2011-3910	5.00%	08/15/2041	2,643,872
3,160,241	Series 2011-3924(b)	5.84%	09/15/2041	428,665
46,615	Series 2011-3924(b)	9.25%	09/15/2041	48,247
7,967,945	Series 2011-3924(b)	5.84%	09/15/2041	1,348,360
3,542,081	Series 2011-3925	3.00%	09/15/2021	229,375
3,314,961	Series 2012-4057	4.00%	06/15/2042	3,499,694
9,718,101	Series 2013-4196(b)	5.21%	03/15/2043	8,797,292
9,502,020	Series 2013-4239(h)	0.00%	07/15/2043	6,542,625
8,489,499	Series 2014-4302(b)	5.99%	02/15/2044	1,467,452
3,862,533	Series 2014-4377	3.00%	06/15/2039	4,005,945
4,011,667	Series 2014-4413	3.50%	11/15/2044	3,958,701
	Federal National Mortgage Association Pool
224,710	Series Pool #555743	5.00%	09/01/2033	248,960
270,353	Series Pool #735382	5.00%	04/01/2035	299,466
698,179	Series Pool #735383	5.00%	04/01/2035	773,307
504,643	Series Pool #735484	5.00%	05/01/2035	559,107
192,730	Series Pool #AH4437	4.00%	01/01/2041	202,070
858,940	Series Pool #MA0264	4.50%	12/01/2029	932,196
2,083,004	Series Pool #MA3894	4.00%	09/01/2031	2,245,610
	Federal National Mortgage Association REMICS
271,492	Series 2004-46(b)	5.83%	03/25/2034	37,546
1,306,340	Series 2005-104(b)	6.53%	12/25/2033	85,619
742,856	Series 2006-101(b)	6.41%	10/25/2036	135,082
2,133,424	Series 2006-123(b)	6.15%	01/25/2037	383,720
9,989,561	Series 2006-92(b)	6.41%	10/25/2036	1,902,232
348,803	Series 2007-102(b)	6.23%	11/25/2037	53,004
656,484	Series 2007-108(b)	6.19%	12/25/2037	98,017
100,273	Series 2007-30(b)	5.94%	04/25/2037	15,236
1,435,463	Series 2007-38(b)	5.91%	05/25/2037	186,978
108,823	Series 2007-51(b)	5.93%	06/25/2037	14,694
207,654	Series 2007-53(b)	5.93%	06/25/2037	26,034
1,667,259	Series 2007-57(b)	6.45%	10/25/2036	258,909
1,493,960	Series 2007-68(b)	6.48%	07/25/2037	193,617
2,233,008	Series 2008-3(b)	6.29%	02/25/2038	371,229
1,362,601	Series 2008-56(b)	5.89%	07/25/2038	160,546
622,551	Series 2008-81	5.50%	09/25/2038	675,065
1,579,471	Series 2009-111	5.00%	01/25/2040	1,691,247
1,429,308	Series 2009-111(b)	6.08%	01/25/2040	170,638
2,551,256	Series 2009-12(b)	6.43%	03/25/2036	502,659
196,250	Series 2009-28(b)	5.83%	04/25/2037	24,319
1,189,412	Series 2009-41	4.50%	06/25/2039	1,263,750
739,654	Series 2009-42(b)	5.83%	06/25/2039	78,178
1,980,149	Series 2009-47(b)	5.93%	07/25/2039	243,538
1,114,990	Series 2009-62(b)	5.93%	08/25/2039	136,282
378,892	Series 2009-66(b)	5.63%	02/25/2038	43,543
347,241	Series 2009-68(b)	5.08%	09/25/2039	32,074
18,497	Series 2010-109(b)	53.29%	10/25/2040	75,745
2,482,133	Series 2010-11(b)	4.63%	02/25/2040	219,220
321,498	Series 2010-111(b)	5.83%	10/25/2040	36,296
489,672	Series 2010-112	4.00%	10/25/2040	515,058
1,117,565	Series 2010-115(b)	6.43%	11/25/2039	151,174
4,903,905	Series 2010-115(b)	5.83%	10/25/2040	964,701

Principal Amount/Description		Rate	Maturity	Value
$12,178,053	Series 2010-123(b)	5.88%	11/25/2040	$2,256,106
2,482,049	Series 2010-15(b)	4.78%	03/25/2040	226,070
465,960	Series 2010-34(b)	4.76%	04/25/2040	46,053
195,186	Series 2010-4(b)	6.06%	02/25/2040	29,996
463,641	Series 2010-58(b)	12.04%	06/25/2040	525,355
2,763,784	Series 2010-75	4.50%	07/25/2040	3,055,344
2,724,478	Series 2010-9(b)	4.58%	02/25/2040	241,040
350,940	Series 2010-9(b)	5.13%	02/25/2040	42,911
103,983	Series 2010-90(b)	5.83%	08/25/2040	11,698
500,000	Series 2011-16	3.50%	03/25/2031	507,253
2,923,253	Series 2011-2	4.00%	02/25/2041	3,131,637
1,000,000	Series 2011-25	3.00%	04/25/2026	1,021,048
500,000	Series 2011-29	3.50%	04/25/2031	507,094
1,200,000	Series 2011-48(b)	8.86%	06/25/2041	1,263,929
2,572,861	Series 2011-5(b)	6.23%	11/25/2040	319,045
3,024,354	Series 2011-58(b)	6.38%	07/25/2041	511,415
10,829,353	Series 2012-106(b)	5.99%	10/25/2042	1,977,137
2,214,330	Series 2012-124(b)	7.49%	11/25/2042	2,257,386
9,795,601	Series 2012-128(b)	5.75%	11/25/2042	8,433,934
671,329	Series 2012-140(b)	7.58%	12/25/2042	686,685
8,832,728	Series 2012-20	3.50%	03/25/2042	8,780,694
2,753,009	Series 2012-29(b)	5.83%	04/25/2042	363,678
2,646,832	Series 2012-32	5.00%	04/25/2042	492,832
481,998	Series 2012-55(b)	6.69%	05/25/2042	490,123
10,346,764	Series 2012-65(b)	5.81%	06/25/2042	1,913,851
4,764,606	Series 2012-92	3.50%	08/25/2042	4,741,221
6,882,513	Series 2013-19(b)	5.20%	03/25/2043	6,266,246
9,646,208	Series 2013-51(b)	5.20%	04/25/2043	8,425,451
22,490,618	Series 2014-50(b)	6.03%	08/25/2044	3,748,691
10,754,796	Series 2014-73(b)	6.03%	11/25/2044	2,154,852
	Government National Mortgage Association
157,222	Series 2004-83(b)	5.91%	10/20/2034	22,430
153,482	Series 2008-6(b)	6.29%	02/20/2038	22,768
145,143	Series 2008-67(b)	5.83%	08/20/2038	18,793
2,230,428	Series 2008-69(b)	7.46%	08/20/2038	399,180
147,362	Series 2009-10(b)	6.49%	02/16/2039	25,914
2,570,055	Series 2009-35	4.50%	05/20/2039	2,791,666
11,900,764	Series 2009-58(b)	6.08%	06/20/2039	1,684,815
163,626	Series 2009-6(b)	5.78%	02/20/2038	21,218
4,548,137	Series 2009-75	5.00%	09/20/2039	5,136,324
9,785,681	Series 2010-26(b)	6.08%	02/20/2040	1,738,260
267,270	Series 2010-61(b)	6.38%	09/20/2039	34,298
1,257,404	Series 2010-98(b)	5.90%	03/20/2039	110,045
12,940	Series 2011-12(h)	0.00%	12/20/2040	11,456
2,958,626	Series 2011-45	4.50%	03/20/2041	3,160,701
2,530,900	Series 2011-69(h)	0.00%	05/20/2041	2,249,856
2,349,249	Series 2011-71	4.50%	02/20/2041	2,557,413
4,318,447	Series 2011-71(b)	5.23%	05/20/2041	550,891
1,169,827	Series 2011-72(b)	5.98%	05/20/2041	181,901
6,784,456	Series 2011-89(b)	5.28%	06/20/2041	960,313
2,839,719	Series 2012-105(b)	6.03%	01/20/2041	364,501
16,686,430	Series 2013-102(b)	5.98%	03/20/2043	3,055,352
11,239,255	Series 2013-148(b)	5.52%	10/16/2043	1,822,771
21,603,261	Series 2013-186(b)	6.09%	02/16/2043	3,770,007
16,887,596	Series 2014-156(b)	6.08%	10/20/2044	3,543,828

Principal Amount/Description		Rate	Maturity	Value
$22,028,596	Series 2014-5(b)	5.98%	07/20/2043	$3,966,006
15,337,317	Series 2014-95(b)	6.09%	06/16/2044	2,739,904

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $206,304,089)				187,918,455

Shares/Description				Value
SHORT-TERM INVESTMENTS - 22.69%
358,046,508	State Street Institutional Trust (7 Day Yield 0.02%)			358,046,508

TOTAL SHORT-TERM INVESTMENTS
(Cost $358,046,508)				358,046,508

TOTAL INVESTMENTS - 101.18%
(Cost $1,595,152,789)				1,596,693,334
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.18)%				(18,558,708)
NET ASSETS - 100.00%				$1,578,134,626

(a)	Non-income producing security.
(b)	Floating or variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $83,248,548, which represents approximately 5.28% of net assets as of December 31, 2014.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of December 31, 2014, the aggregate market value of those securities was $14,523,992, representing 0.92% of net assets.
(e)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(f)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2014.
(g)	Security will not have a principal balance, market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.
(h)	Zero coupon bond reflects effective yield on the date of purchase.

Common Abbreviations:

BV - Besloten Vennootschap a Dutch private limited liability company.

CEF - Closed End Fund.

CLO - Collateralized Loan Obligation.

ETN - Exchange Traded Note.

GmbH - Gesellschaft mit beschrankter Haftung is the German term for a company with limited liability.

LLC - Limited Liability Corp.

LP - Limited Partnership.

Ltd. - Limited.

MLP – Master Limited Partnership.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Co.

REMICS - Real Estate Mortgage Investment Conduits.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAA - Sociedad Anónima Abierta - A publicly traded corporation.

SA de CV - Sociedad Anónima de Capital Variable - A variable capital company.

SAB de CV - Sociedad Anónima Bursátil de Capital Variable - A variable capital company.

SAC - Sociedad Anónima Cerrada - A privately held corporation.

SAPI - Sociedad Anónima Promotora de Inversion (Mexican investment promotion company)

S de rl - Sociedad de Responsabilidad.

S de RL de CV - Sociedad de Responsabilidad Limitada de Capital Variable.

See Notes to Quarterly Schedule of Investments.

TOTAL RETURN SWAP CONTRACTS (a)(b)

Reference Obligation	Termination Date	Notional Amount	Unrealized Appreciation
ReFlow Fund, LLC*	01/02/2015	$50,000,000	$75,753
			$75,753

(a) The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation.

(b) The floating short-term rate paid by the Fund (on the notional amount of all total return swap contracts) at December 31, 2014, was 1.67% (1 month Libor +1.50%)

*See Note 4 in the Notes to the Quarterly Schedule of Investments.

RiverNorth Equity Opportunity Fund

SCHEDULE OF INVESTMENTS

December 31, 2014 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 79.88%
51,119	Adams Express Co.	$699,308
16,989	AllianzGI Equity & Convertible Income Fund	351,332
44,797	Alpine Total Dynamic Dividend Fund	380,326
35,163	Boulder Growth & Income Fund, Inc.	318,225
35,385	Boulder Total Return Fund, Inc.	981,934
14,373	Central Securities Corp.	315,775
22,425	ClearBridge American Energy MLP Fund, Inc.	357,903
47,121	Clough Global Allocation Fund	695,977
41,200	Clough Global Opportunities Fund	528,184
0.250000	Cornerstone Progressive Return Fund	4
12,391	Cornerstone Strategic Value Fund, Inc.	248,068
7,414	Duff & Phelps Select Energy MLP Fund, Inc.	105,056
3,046	First Trust New Opportunities MLP & Energy Fund	54,554
21,500	General American Investors Co., Inc.	752,500
12,012	Goldman Sachs MLP Energy Renaissance Fund	170,450
11,204	Goldman Sachs MLP Income Opportunities Fund	195,398
4,220	Kayne Anderson Midstream/Energy Fund, Inc.	143,649
64,120	Liberty All Star® Equity Fund	383,438
5,710	Madison Strategic Sector Premium Fund	67,779
47,114	Neuberger Berman Real Estate Securities Income Fund, Inc.	249,233
2,800	Nuveen All Cap Energy MLP Opportunities Fund	42,700
79,163	Royce Focus Trust, Inc.	575,515
10,350	Royce Value Trust, Inc.	148,315
1,500	Source Capital, Inc.	107,115
13,106	The Denali Fund, Inc.	296,065
35,000	Tri-Continental Corp.	749,350

TOTAL CLOSED-END FUNDS
(Cost $8,243,799)		8,918,153

EXCHANGE-TRADED FUNDS - 21.58%
11,960	iShares® Russell 1000® Value ETF	1,248,624
5,644	SPDR® S&P 500® ETF Trust	1,160,068

TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,217,093)		2,408,692

SHORT-TERM INVESTMENTS - 0.53%
59,163	State Street Institutional Trust (7 Day Yield 0.02%)	59,163

TOTAL SHORT-TERM INVESTMENTS
(Cost $59,163)		59,163

Shares/Description	Value
TOTAL INVESTMENTS - 101.99%
(Cost $10,520,055)	$11,386,008
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.99)%	(221,967)
NET ASSETS - 100.00%	$11,164,041

Common Abbreviations:

ETF - Exchange Traded Fund.

MLP - Master Limited Partnership.

S&P - Standard and Poor's.

SPDR - Standard and Poor's Depositary Receipt.

See Notes to Quarterly Schedule of Investments.

RiverNorth/Oaktree High Income Fund

SCHEDULE OF INVESTMENTS

December 31, 2014 (Unaudited)

Shares/Description				Value
CLOSED-END FUNDS - 24.73%
46,016	Apollo Tactical Income Fund, Inc.			734,415
30,792	Ares Multi-Strategy Credit Fund, Inc.			602,292
33,057	Bancroft Fund Ltd.			663,123
74,942	BlackRock Corporate High Yield Fund, Inc.			854,339
23,518	BlackRock Credit Allocation Income Trust			303,853
458,434	BlackRock Debt Strategies Fund, Inc.			1,705,375
101,514	BlackRock Multi-Sector Income Trust			1,702,390
34,376	Blackstone/GSO Long-Short Credit Income Fund			533,859
16,587	Blackstone/GSO Senior Floating Rate Term Fund			277,666
34,574	Blackstone/GSO Strategic Credit Fund			569,780
88,775	Brookfield Mortgage Opportunity Income Fund, Inc.			1,459,461
44,005	Deutsche High Income Opportunities Fund, Inc.			617,390
40,669	Deutsche High Income Trust			355,447
56,603	Eaton Vance Floating-Rate Income Plus Fund			913,006
23,332	Eaton Vance Senior Income Trust			145,592
16,474	First Trust High Income Long/Short Fund			263,584
6,162	Franklin Limited Duration Income Trust			75,115
55,745	Ivy High Income Opportunities Fund			884,116
39,759	Legg Mason BW Global Income Opportunities Fund, Inc.			664,373
189,803	Nuveen Credit Strategies Income Fund			1,664,572
12,223	Nuveen Global High Income Fund(a)			210,848
24,899	Nuveen Mortgage Opportunity Term Fund			576,412
49,180	Nuveen Short Duration Credit Opportunities Fund			818,847
24,059	PIMCO Dynamic Credit Income Fund			496,818
2,100	Prudential Global Short Duration High Yield Fund, Inc.			33,432
93,495	The New America High Income Fund, Inc.			835,845
8,653	Virtus Global Multi-Sector Income Fund			137,150
16,196	Western Asset Global Corporate Defined Opportunity Fund, Inc.			287,965
5,100	Western Asset High Yield Defined Opportunity Fund, Inc.			80,427
32,613	Western Asset Managed High Income Fund, Inc.			166,652

TOTAL CLOSED-END FUNDS
(Cost $19,751,077)				18,634,144

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 36.24%
Bermuda - 0.26%
$79,400	Belmond Interfin Ltd., Dollar Term Loan	4.00%	03/19/2021	78,507
99,250	Belmond Interfin Ltd., Euro Term Loan	4.25%	03/19/2021	120,398
				198,905
Cayman Islands - 0.44%
335,000	Sable International Finance Ltd., Unsecured Term Loan(b)	L+5.50%	11/25/2016	334,163

Denmark - 0.56%
350,000	Nassa Midco AS, Facility B Term Loan	4.25%	07/09/2021	418,357

France - 1.45%
235,000	Financiere Chopin (aka Ceva Sante Animale), Term B Loan	4.50%	06/16/2021	285,303

Principal Amount/Description	Rate	Maturity	Value
235,000	Generale de Sante Development International Services Ltd., Facility B1A Loan	3.57%	07/31/2020	285,377
200,000	Numericable Group SA, Euro Denominated Tranche B-1 Loan	4.50%	05/21/2020	241,515
230,000	Sebia SAS, Term Loan	4.25%	12/17/2021	279,112
				1,091,307
Germany - 1.34%
187,206	Braas Monier Building Group Holding S.A.R.L., Facility B Term Loan	4.58%	10/15/2020	227,746
120,000	CD&R Millennium Holdco 6 S.A.R.L., First Lien Initial Term Loan	4.75%	07/31/2021	144,742
129,675	Orion Engineered Carbons GmbH (OEC Finance US LLC), Initial Euro Term Loan	5.00%	07/25/2021	157,110
150,000	Schaeffler AG, Facility B Term Loan	4.50%	05/15/2020	182,198
300,000	Schaeffler AG, Facility E Term Loan	4.00%	05/15/2020	300,450
				1,012,246
Great Britain - 1.62%
199,000	Devix Topco (fka Rexam Healthcare), First Lien Term B Loan	4.25%	05/03/2021	196,886
239,400	Expro Financial Services S.A.R.L., Initial Term Loan	5.75%	09/02/2021	197,505
100,000	Frontier Bidco Ltd., Facility B Term Loan	5.55%	11/27/2020	147,807
308,450	TI Group Automotive Systems LLC, Facility Term Loan	4.25%	07/02/2021	305,558
240,000	United Biscuits Ltd., Term B1 Loan(b)	L+5.00%	11/25/2021	374,376
				1,222,132
Italy - 0.45%
300,000	Inter Media and Communications S.r.l., Term Loan B(b)	L+5.50%	06/05/2019	337,604

Luxembourg - 2.87%
290,000	Auris Luxembourg III SA (aka Siemens Audiology Solutions), Term Loan B2(b)	L+4.50%	12/10/2021	289,698
340,000	Capsugel Finance Co. SCA, Euro Term Loan	3.75%	07/30/2021	409,615
200,000	Delta 2 (Lux) S.A.R.L., Facility B3 Term Loan	4.75%	07/30/2021	195,792
100,000	Delta 2 (Lux) S.A.R.L., Second Lien Facility Term Loan	7.75%	07/29/2022	97,750
403,988	Evergreen Skills Lux S.A.R.L., First Lien Initial Term Loan	5.75%	04/28/2021	396,793
165,000	Evergreen Skills Lux S.A.R.L., Second Lien Initial Term Loan	9.25%	04/28/2022	156,474
218,350	Mallinckrodt International Finance SA, Initial Term B Loan	3.25%	03/19/2021	214,693
330,000	Spie BondCo 3 S.C.A. (Claytax Acquisition 4 SAS), Term Loan E(b)	E+4.25%	06/18/2019	398,961
				2,159,776
Netherlands - 1.17%
163,926	Action Nederland BV, Term Loan B(b)	E+4.75%	12/11/2020	199,003
330,000	Charger OpCo BV, Term B-2 Euro Loan(b)	E+3.50%	07/23/2021	397,035
234,413	MacDermid Agricultural Solutions Holdings BV (Netherlands Agricultural Investment Partners LLC), Euro Tranche Term Loan	4.25%	06/07/2020	283,120
				879,158
Singapore - 0.31%
235,000	IBC Capital I Ltd., First Lien Initial Term Loan	4.75%	09/09/2021	234,706

Principal Amount/Description	Rate	Maturity	Value
South Korea - 0.30%
224,929	Doosan Infracore International, Inc., Tranche B Term Loan	4.50%	05/28/2021	223,804

Spain - 0.15%
114,138	Grifols Worldwide Operations Ltd., Tranche B Term Loan	3.17%	02/27/2021	112,758

United States - 25.32%
580,000	Access CIG, LLC, First Lien Term B Loan	6.00%	10/18/2021	576,375
259,350	Advantage Sales & Marketing, Inc., First Lien Initial Term Loan	4.25%	07/23/2021	257,243
218,237	Alaska Communications Systems Holdings, Inc., Term Loan	6.25%	10/21/2016	217,146
562,175	American Rock Salt Co. LLC, First Lien Term Loan	4.75%	05/20/2021	550,462
240,000	American Rock Salt Co. LLC, Second Lien Delayed Draw Loan	8.00%	05/20/2022	238,500
247,468	Arch Coal, Inc., Term Loan	6.25%	05/16/2018	205,708
174,563	AssuredPartners Capital, Inc., First Lien Initial Term Loan	4.50%	04/02/2021	173,253
223,875	Atkore International, Inc., First Lien Initial Term Loan	4.50%	04/09/2021	220,237
325,000	B/E Aerospace, Inc., Term Loan	4.25%	12/16/2021	324,350
356,400	Caesars Entertainment Resort Properties LLC, Term B Loan	7.00%	10/11/2020	334,423
74,625	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Dollar Term Loan	4.25%	05/20/2021	74,205
199,000	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Extended Euro Term Loan	4.25%	05/20/2021	241,705
605,425	Cengage Learning Acquisitions, Inc. (aka Thomson Learning Acquisitions, Inc.), Term Loan	7.00%	03/31/2020	600,633
93,792	Chrysler Group LLC, Tranche B Term Loan	3.25%	12/31/2018	93,089
375,000	ClubCorp Club Operations, Inc., Term Loan	4.50%	07/24/2020	370,314
374,063	CPI Buyer, LLC, First Lien Initial Term Loan	5.50%	08/16/2021	368,452
163,763	CPI International Acquisition, Inc., Term B Loan	4.25%	11/17/2017	161,511
190,000	Emmis Operating Co., Term Loan	6.00%	06/10/2021	189,050
447,750	Encompass Digital Media, Inc., First Lien Tranche B Term Loan	5.50%	06/06/2021	446,071
150,000	Encompass Digital Media, Inc., Second Lien Tranche B Term Loan	8.75%	06/06/2022	150,000
445,000	Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan	4.25%	06/19/2016	445,696
208,869	Entegris, Inc., Tranche B Term Loan	3.50%	04/30/2021	204,605
247,494	Excelitas Technology Corp., Term B Loan	6.00%	11/02/2020	245,843
420,000	Fieldwood Energy LLC, Second Lien Term Loan	8.38%	09/30/2020	310,012
700,000	First Data Corp., Term Loan	3.67%	03/23/2018	687,533
320,101	Getty Images, Inc., Initial Term Loan	4.75%	10/18/2019	294,758
280,000	GOBP Holdings, Inc., First Lien Initial Term Loan	5.75%	10/21/2021	280,700
228,275	Hi-Crush Partners LP, Advance Term Loan	4.75%	04/28/2021	217,432
297,750	HUB International Ltd., Initial Term Loan	4.25%	10/02/2020	289,748
248,125	Hudson Products Holdings, Inc., Term Loan	5.00%	03/15/2019	240,681
183,613	IMS Health, Inc., Term B Dollar Loan	3.50%	03/17/2021	179,902
288,550	Interactive Data Corp., Term Loan	4.75%	05/02/2021	287,179

Principal Amount/Description	Rate	Maturity	Value
185,000	Jonah Energy LLC, Second Lien Initial Term Loan	7.50%	05/12/2021	160,025
124,063	KAR Auction Services, Inc., Tranche B-2 Term Loan	3.50%	03/11/2021	122,202
180,000	Livister Investments, S.L.U., Facility B Term Loan	3.75%	06/28/2021	217,809
99,000	Media General, Inc., Term B Loan(b)	L+3.25%	07/31/2020	98,103
99,750	Michaels Stores, Inc., Incremental Term Loan	4.00%	01/28/2020	98,337
94,763	Midas Intermediate Holdco II LLC, Term Loan	4.75%	08/18/2021	94,644
363,175	Millennium Health LLC, Tranche B Term Loan	5.25%	04/16/2021	362,267
272,935	Minerals Technologies, Inc., Initial Term Loan	4.00%	05/07/2021	270,751
284,693	MTL Publishing LLC (aka EMI Music Publishing Group North America Holdings, Inc.), Term B-2 Loan	3.75%	06/29/2018	280,415
165,000	Multi Packaging Solutions Global Holdings Ltd., Term Loan(b)	L+4.50%	09/30/2020	257,582
550,838	Neiman Marcus Group, Inc., Term Loan	4.25%	10/25/2020	539,879
388,050	Ortho-Clinical Diagnostics Holdings Luxembourg S.A.R.L., Initial Term Loan	4.75%	06/30/2021	382,617
229,425	Paragon Offshore Finance Co., Term Loan	3.75%	07/16/2021	185,547
139,650	PEG GmbH, Tranche C Term Loan	4.50%	08/30/2021	168,192
188,575	Pelican Products, Inc., First Lien Term Loan	5.25%	04/10/2020	187,632
212,828	PQ Corp., Term Loan	4.00%	08/07/2017	209,370
250,000	Quicksilver Resources, Inc., Second Lien Term Loan	7.00%	06/21/2019	190,250
118,800	Realogy Group LLC (fka Realogy Corp.), Initial Term B Loan	3.75%	03/05/2020	116,721
213,388	Rent-A-Center, Inc., Term Loan	3.75%	03/19/2021	209,120
124,063	Road Infrastructure Investment LLC, First Lien Term Loan	4.25%	03/31/2021	119,100
237,045	Sandy Creek Energy Associates LP, Term Loan	5.00%	11/09/2020	232,838
630,000	Scientific Games International, Inc., Initial Term B2 Loan	6.00%	10/11/2021	622,519
250,000	Sedgwick Claims Management Services, Inc., Second Lien Term Loan	6.75%	02/28/2022	236,875
109,450	Signode Industrial Group Lux SA, Initial Euro Term Loan	4.00%	05/01/2021	131,723
184,538	Solenis International LP (Solenis Holdings 3 LLC), Initial Euro Term Loan	4.50%	07/31/2021	222,462
385,000	Spectrum Brands, Inc., Term Loan B(b)	E+3.00%	12/10/2021	465,287
523,688	Stater Bros. Markets, Term B Loan	4.75%	05/12/2021	519,105
228,275	Sungard Availability Services Capital, Inc., Tranche B Term Loan	6.00%	03/29/2019	204,420
130,290	Tekni-Plex, Inc., Term Loan	4.75%	08/10/2019	129,638
195,000	Telenet International Finance SA, Y Facility Term Loan	3.52%	06/30/2023	234,959
374,253	Texas Competitive Electric Holdings Co. LLC, Delayed Draw Term Loan	3.75%	05/05/2016	376,090
293,525	Time, Inc., Term Loan	4.25%	04/26/2021	290,957
242,550	Toys "R" US Property Co. I LLC, Initial Term Loan	6.00%	08/21/2019	232,090
446,625	Trans Union LLC, Term Loan	4.00%	04/09/2021	441,600
154,225	UTEX Industries, Inc., First Lien Initial Term Loan	5.00%	05/21/2021	142,658
179,100	WP Mustang Holdings LLC, First Lien Term Loan	5.50%	05/29/2021	177,870

Principal Amount/Description	Rate	Maturity	Value
223,313	XO Communications LLC, Initial Term Loan	4.25%	03/20/2021	219,963
21,896	York Risk Services Holding Corp., Delayed Draw Term Loan	4.75%	10/01/2021	21,823
202,541	York Risk Services Holding Corp., Term Loan	4.75%	10/01/2021	201,866
237,577	Zuffa LLC, Initial Term Loan	3.75%	02/25/2020	226,886
				19,079,008

TOTAL BANK LOANS
(Cost $28,459,594)				27,303,924

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY SENIOR NOTES - 0.17%
5,224	Medley Capital Corp.(a)	6.13%	03/30/2023	128,772

TOTAL BUSINESS DEVELOPMENT COMPANY SENIOR NOTES
(Cost $130,551)				128,772

Principal Amount/Description		Rate	Maturity	Value
HIGH YIELD DEBT- 46.75%
Belgium - 0.20%
$120,000	Ontex Group NV(c)	4.75%	11/15/2021	152,829

Bermuda - 0.24%
200,000	Seadrill Ltd.(c)	6.13%	09/15/2017	178,000

Canada - 1.44%
155,000	Bombardier, Inc.(c)	6.00%	10/15/2022	156,743
160,000	First Quantum Minerals Ltd.(c)	7.25%	05/15/2022	144,400
285,000	Harvest Operations Corp.	6.88%	10/01/2017	276,094
80,000	HudBay Minerals, Inc.	9.50%	10/01/2020	78,000
95,000	Precision Drilling Corp.	6.63%	11/15/2020	85,975
100,000	Valeant Pharmaceuticals International, Inc.(c)	7.50%	07/15/2021	108,375
235,000	Valeant Pharmaceuticals International, Inc.(c)	5.63%	12/01/2021	237,350
				1,086,937
France - 2.24%
100,000	Crown European Holdings SA(c)	4.00%	07/15/2022	125,996
65,000	Elior Finance & Co. SCA(d)	6.50%	05/01/2020	86,003
100,000	Holding Medi-Partenaires SAS(d)	7.00%	05/15/2020	128,568
100,000	Kerneos Corporate SAS(c)	5.75%	03/01/2021	124,270
340,000	Loxam SAS(c)	4.88%	07/23/2021	412,446
100,000	Loxam SAS(d)	7.38%	01/24/2020	122,675
125,000	Novafives SAS(c)(e)	4.08%	06/30/2020	149,668
250,000	Numericable-SFR(d)	5.63%	05/15/2024	314,235
185,000	Picard Groupe SAS(d)	4.34%	08/01/2019	226,098
				1,689,959
Germany - 1.22%
200,000	Deutsche Raststaetten Gruppe IV GmbH(c)	6.75%	12/30/2020	257,741
200,000	Techem Energy Metering Service GmbH & Co. KG(d)	7.88%	10/01/2020	268,317
100,000	Trionista TopCo GmbH(c)	6.88%	04/30/2021	128,265
100,000	Unitymedia KabelBW GmbH(d)	9.50%	03/15/2021	135,677

Principal Amount/Description	Rate	Maturity	Value
100,000	WEPA Hygieneprodukte GmbH(c)	6.50%	05/15/2020	131,572
				921,572
Great Britain - 2.29%
150,000	Arqiva Broadcast Finance PLC(d)	9.50%	03/31/2020	257,754
150,000	Iron Mountain Europe PLC(c)	6.13%	09/15/2022	239,167
215,000	Pendragon PLC	6.88%	05/01/2020	346,828
100,000	Premier Foods Finance PLC(c)(e)	5.56%	03/15/2020	137,936
200,000	Tullow Oil PLC(c)	6.00%	11/01/2020	168,000
150,000	Virgin Media Finance PLC(d)	7.00%	04/15/2023	254,831
100,000	Vougeot Bidco PLC(c)	7.88%	07/15/2020	162,484
100,000	Vougeot Bidco PLC(d)	7.88%	07/15/2020	162,484
				1,729,484
Ireland - 1.41%
285,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust(c)	5.00%	10/01/2021	295,688
120,000	Ardagh Glass Finance PLC(d)	8.75%	02/01/2020	150,297
115,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(c)	4.25%	01/15/2022	137,896
310,000	Grifols Worldwide Operations Ltd.(c)	5.25%	04/01/2022	317,812
125,000	Smurfit Kappa Acquisitions(d)	3.25%	06/01/2021	158,403
				1,060,096
Italy - 0.83%
100,000	Enel SpA	6.50%	01/10/2074	133,387
200,000	Telecom Italia SpA	5.38%	01/29/2019	270,718
50,000	Telecom Italia SpA	6.38%	06/24/2019	85,865
100,000	Telecom Italia SpA	4.50%	01/25/2021	132,273
				622,243
Jersey - 0.46%
200,000	AA Bond Co. Ltd.(d)	9.50%	07/31/2019	344,295

Luxembourg - 5.74%
100,000	Altice SA(c)	7.25%	05/15/2022	122,971
250,000	APERAM SA(c)	7.75%	04/01/2018	255,937
405,000	ArcelorMittal	6.00%	03/01/2021	422,719
210,000	BMBG Bond Finance SCA(d)	5.08%	10/15/2020	255,629
150,000	Capsugel SA(c)(f)	7.00%	05/15/2019	151,781
400,000	ConvaTec Finance International SA(c)(f)	8.25%	01/15/2019	406,250
100,000	Dufry Finance SCA(c)	4.50%	07/15/2022	129,153
230,000	Galapagos SA/Luxembourg(c)(e)	4.83%	06/15/2021	273,998
275,000	Intelsat Jackson Holdings SA	7.50%	04/01/2021	295,281
215,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(c)	5.75%	08/01/2022	221,181
200,000	Matterhorn Midco & Cy SCA(d)	7.75%	02/15/2020	254,159
200,000	Monitchem HoldCo 3 SA(c)(e)	4.83%	06/15/2021	242,615
100,000	Telenet Finance Luxembourg SCA(d)	6.38%	11/15/2020	127,726
100,000	Telenet Finance V Luxembourg SCA(d)	6.25%	08/15/2022	132,294
173,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.	8.75%	02/01/2019	176,244
100,000	Wind Acquisition Finance SA(c)(e)	4.20%	07/15/2020	116,165
145,000	Wind Acquisition Finance SA(c)	7.00%	04/23/2021	172,436
275,000	Wind Acquisition Finance SA(d)	4.08%	07/15/2020	319,453
200,000	Xella Holdco Finance SA(c)(f)	9.13%	09/15/2018	248,060
				4,324,052
Netherlands - 1.70%
155,000	Axalta Coating Systems US Holdings, Inc. / Axalta Coating Systems Dutch Holding B(d)	5.75%	02/01/2021	197,888
100,000	Grupo Antolin Dutch BV(c)	4.75%	04/01/2021	125,906

Principal Amount/Description	Rate	Maturity	Value
170,000	InterXion Holding NV(d)	6.00%	07/15/2020	217,023
100,000	OI European Group BV(d)	4.88%	03/31/2021	133,009
100,000	Refresco Gerber BV(d)	7.38%	05/15/2018	127,963
100,000	Schaeffler Holding Finance BV(c)(f)	6.88%	08/15/2018	126,148
100,000	Schaeffler Holding Finance BV(d)(f)	6.88%	08/15/2018	126,147
90,000	Sensata Technologies BV(c)	5.63%	11/01/2024	93,544
100,000	Telefonica Europe BV(g)	6.50%	Perpetual Maturity	132,727
				1,280,355
Norway - 0.20%
140,000	EWOS Holding AS(c)	6.75%	11/01/2020	153,525

Spain - 0.17%
100,000	PortAventura Entertainment Barcelona BV(c)	7.25%	12/01/2020	125,240

United States - 28.61%
195,000	Access Midstream Partners LP	5.88%	04/15/2021	204,262
260,000	ACCO Brands Corp.	6.75%	04/30/2020	273,390
225,000	ACI Worldwide, Inc.(c)	6.38%	08/15/2020	235,969
125,000	Alpha Natural Resources, Inc.	6.00%	06/01/2019	40,000
310,000	American Builders & Contractors Supply Co., Inc.(c)	5.63%	04/15/2021	312,325
165,000	AmeriGas Finance LLC / AmeriGas Finance Corp.	7.00%	05/20/2022	171,600
155,000	Amsurg Corp.(c)	5.63%	07/15/2022	159,650
270,000	Apex Tool Group LLC(c)	7.00%	02/01/2021	232,200
225,000	Ashtead Capital, Inc.(c)	6.50%	07/15/2022	240,187
130,000	Audatex North America, Inc.(c)	6.00%	06/15/2021	134,550
100,000	Belden, Inc.(d)	5.50%	04/15/2023	126,420
10,000	Berry Petroleum Co. LLC	6.75%	11/01/2020	8,050
165,000	Berry Plastics Corp.	5.50%	05/15/2022	167,681
251,000	Biomet, Inc.	6.50%	10/01/2020	265,432
150,000	BlueLine Rental Finance Corp.(c)	7.00%	02/01/2019	154,125
320,000	Building Materials Corp. of America(c)	6.75%	05/01/2021	339,200
130,000	Cablevision Systems Corp.	5.88%	09/15/2022	132,112
160,000	California Resources Corp.(c)	5.50%	09/15/2021	137,600
114,000	Calpine Corp.(c)	7.88%	01/15/2023	126,255
10,000	Calpine Corp.	5.38%	01/15/2023	10,112
200,000	Carlson Travel Holdings, Inc.(c)(f)	7.50%	08/15/2019	202,000
125,000	CCO Holdings LLC / CCO Holdings Capital Corp.	6.50%	04/30/2021	131,719
140,000	CCOH Safari LLC	5.50%	12/01/2022	142,450
100,000	Celanese US Holdings LLC	3.25%	10/15/2019	125,180
155,000	Cequel Communications Holdings I LLC / Cequel Capital Corp.(c)	5.13%	12/15/2021	151,125
110,000	Chesapeake Energy Corp.	5.38%	06/15/2021	110,481
340,000	CHS/Community Health Systems, Inc.	6.88%	02/01/2022	361,887
210,000	CITGO Petroleum Corp.(c)	6.25%	08/15/2022	214,725
145,000	Cott Beverages, Inc.(c)	5.38%	07/01/2022	133,400
240,000	Covanta Holding Corp.	6.38%	10/01/2022	255,600
140,000	Dana Holding Corp.	5.38%	09/15/2021	144,550
145,000	DaVita HealthCare Partners, Inc.	5.75%	08/15/2022	154,244
285,000	DBP Holding Corp.(c)	7.75%	10/15/2020	245,100
280,000	Denali Borrower LLC / Denali Finance Corp.(c)	5.63%	10/15/2020	292,040
175,000	Denbury Resources, Inc.	5.50%	05/01/2022	161,000
220,000	DISH DBS Corp.	5.88%	07/15/2022	226,050

Principal Amount/Description	Rate	Maturity	Value
180,000	Dynegy Finance I, Inc. / Dynegy Finance II, Inc.(c)	6.75%	11/01/2019	183,375
15,000	Dynegy, Inc.	5.88%	06/01/2023	14,325
105,000	Endo Finance LLC(c)	5.75%	01/15/2022	105,262
45,000	Endo Finance LLC & Endo Finco, Inc.(c)	7.25%	01/15/2022	48,375
65,000	Energy XXI Gulf Coast, Inc.(c)	6.88%	03/15/2024	35,262
160,000	Envision Healthcare Corp.(c)	5.13%	07/01/2022	159,200
430,000	First Data Corp.(c)	8.25%	01/15/2021	462,250
115,000	Flexi-Van Leasing, Inc.(c)	7.88%	08/15/2018	114,425
205,000	Forum Energy Technologies, Inc.	6.25%	10/01/2021	193,725
115,000	Frontier Communications Corp.	7.63%	04/15/2024	119,025
190,000	Global Brass and Copper, Inc.	9.50%	06/01/2019	206,150
95,000	Halcon Resources Corp.	9.75%	07/15/2020	71,725
315,000	HCA Holdings, Inc.	6.25%	02/15/2021	336,262
170,000	HD Supply, Inc.(c)	5.25%	12/15/2021	173,400
165,000	Hockey Merger Sub 2, Inc.(c)	7.88%	10/01/2021	164,587
150,000	Ingles Markets, Inc.	5.75%	06/15/2023	150,991
150,000	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co.(c)	6.88%	02/15/2019	145,875
150,000	Isle of Capri Casinos, Inc.	8.88%	06/15/2020	156,750
125,000	Jarden Corp.(c)	3.75%	10/01/2021	158,441
105,000	JBS USA LLC / JBS USA Finance, Inc.(c)	7.25%	06/01/2021	108,675
190,000	JBS USA LLC / JBS USA Finance, Inc.(c)	7.25%	06/01/2021	196,650
210,000	Kinetic Concepts, Inc. / KCI USA, Inc.	10.50%	11/01/2018	228,900
110,000	Kraton Polymers LLC / Kraton Polymers Capital Corp.	6.75%	03/01/2019	112,819
145,000	Level 3 Escrow II, Inc.(c)	5.38%	08/15/2022	146,087
55,000	Level 3 Financing, Inc.	6.13%	01/15/2021	57,200
90,000	Level 3 Financing, Inc.	7.00%	06/01/2020	95,287
165,000	Levi Strauss & Co.	6.88%	05/01/2022	178,200
135,000	LIN Television Corp.	6.38%	01/15/2021	135,337
10,000	Linn Energy LLC / Linn Energy Finance Corp.	6.50%	05/15/2019	8,600
315,000	Linn Energy LLC / Linn Energy Finance Corp.	6.25%	11/01/2019	269,325
115,000	Meccanica Holdings USA, Inc.(c)	6.25%	07/15/2019	125,925
95,000	Mediacom Broadband LLC / Mediacom Broadband Corp.	5.50%	04/15/2021	95,831
115,000	Michaels Stores, Inc.(c)	5.88%	12/15/2020	116,725
225,000	Milacron LLC / Mcron Finance Corp.(c)	7.75%	02/15/2021	230,625
150,000	Natural Resource Partners LP / NRP Finance Corp.	9.13%	10/01/2018	146,250
245,000	NBTY, Inc.	9.00%	10/01/2018	248,675
185,000	NCR Corp.	5.88%	12/15/2021	191,012
145,000	Neiman Marcus Group Ltd. LLC(c)(f)	8.75%	10/15/2021	154,425
240,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp.(c)	5.88%	03/15/2022	253,800
160,000	Novelis, Inc.	8.75%	12/15/2020	170,400
255,000	NRG Energy, Inc.	6.25%	07/15/2022	262,013
80,000	NRG Energy, Inc.	6.63%	03/15/2023	83,600
115,000	Oasis Petroleum, Inc.	6.88%	03/15/2022	105,225
120,000	Oasis Petroleum, Inc.	6.88%	01/15/2023	109,800
170,000	Owens-Brockway Glass Container, Inc.(c)	5.00%	01/15/2022	173,613
250,000	Paragon Offshore PLC(c)	6.75%	07/15/2022	154,375
80,000	Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp.	6.50%	05/15/2021	81,200
210,000	PHI, Inc.	5.25%	03/15/2019	179,550
290,000	Pinnacle Entertainment, Inc.	6.38%	08/01/2021	300,150
180,000	Pittsburgh Glass Works LLC(c)	8.00%	11/15/2018	190,800

Principal Amount/Description	Rate	Maturity	Value
100,000	Plastipak Holdings, Inc.(c)	6.50%	10/01/2021	100,500
148,000	Polymer Group, Inc.	7.75%	02/01/2019	154,105
115,000	Post Holdings, Inc.(c)	6.00%	12/15/2022	108,244
160,000	Prestige Brands, Inc.(c)	5.38%	12/15/2021	158,000
145,000	Regency Energy Partners LP / Regency Energy Finance Corp.	5.88%	03/01/2022	145,363
70,000	Rent-A-Center, Inc.	6.63%	11/15/2020	67,550
55,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	8.25%	02/15/2021	56,650
230,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	5.75%	10/15/2020	236,900
200,000	RJS Power Holdings LLC(c)	5.13%	07/15/2019	198,500
120,000	RR Donnelley & Sons Co.	7.00%	02/15/2022	129,300
90,000	RR Donnelley & Sons Co.	6.00%	04/01/2024	89,100
243,000	Sabine Pass Liquefaction LLC	5.63%	02/01/2021	239,963
175,000	Sally Holdings LLC / Sally Capital, Inc.	5.75%	06/01/2022	184,188
295,000	Scientific Games International, Inc.	6.25%	09/01/2020	207,975
205,000	Sequa Corp.(c)	7.00%	12/15/2017	185,525
195,000	Serta Simmons Holdings LLC(c)	8.13%	10/01/2020	207,188
140,000	Seventy Seven Energy, Inc.	6.50%	07/15/2022	82,600
140,000	Sinclair Television Group, Inc.	5.38%	04/01/2021	139,650
55,000	Sinclair Television Group, Inc.	6.38%	11/01/2021	56,925
235,000	Six Flags Entertainment Corp.(c)	5.25%	01/15/2021	236,175
110,000	Smithfield Foods, Inc.	6.63%	08/15/2022	115,500
120,000	Spectrum Brands, Inc.	6.38%	11/15/2020	125,700
230,000	Sprint Communications, Inc.	6.00%	11/15/2022	212,463
240,000	Sprint Corp.	7.25%	09/15/2021	239,100
65,000	Steel Dynamics, Inc.(c)	5.13%	10/01/2021	66,219
60,000	Steel Dynamics, Inc.(c)	5.50%	10/01/2024	61,650
115,000	Stone Energy Corp.	7.50%	11/15/2022	99,475
229,000	Suburban Propane Partners LP / Suburban Energy Finance Corp.	7.38%	08/01/2021	241,023
225,000	Summit Materials LLC / Summit Materials Finance Corp.	10.50%	01/31/2020	250,875
20,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(c)	7.38%	02/01/2020	20,875
50,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(c)	7.38%	02/01/2020	52,188
100,000	Sungard Availability Services Capital, Inc.(c)	8.75%	04/01/2022	59,500
135,000	SunGard Data Systems, Inc.	7.63%	11/15/2020	143,775
220,000	Tempur Sealy International, Inc.	6.88%	12/15/2020	234,850
190,000	Tesoro Logistics LP / Tesoro Logistics Finance Corp.	6.13%	10/15/2021	190,475
70,000	The ADT Corp.	5.25%	03/15/2020	71,225
155,000	The ADT Corp.	6.25%	10/15/2021	159,650
230,000	The Goodyear Tire & Rubber Co.	6.50%	03/01/2021	244,950
160,000	Time, Inc.(c)	5.75%	04/15/2022	155,200
15,000	T-Mobile USA, Inc.	6.54%	04/28/2020	15,544
40,000	T-Mobile USA, Inc.	6.63%	04/28/2021	41,200
120,000	T-Mobile USA, Inc.	6.00%	03/01/2023	120,600
160,000	T-Mobile USA, Inc.	6.25%	04/01/2021	164,360
100,000	TMS International Corp.(c)	7.63%	10/15/2021	104,750
25,000	Toys R Us Property Co. II LLC	8.50%	12/01/2017	24,938
115,000	Tronox Finance LLC	6.38%	08/15/2020	115,863
160,000	Univision Communications, Inc.(c)	6.88%	05/15/2019	167,000
165,000	Walter Investment Management Corp.	7.88%	12/15/2021	148,088
210,000	West Corp.(c)	5.38%	07/15/2022	201,600
70,000	Windstream Corp.	7.75%	10/01/2021	71,750
105,000	Windstream Corp.	7.50%	04/01/2023	105,000

Principal Amount/Description	Rate	Maturity	Value
90,000	WMG Acquisition Corp.(d)	6.25%	01/15/2021	112,444
				21,555,381

TOTAL HIGH YIELD DEBT
(Cost $36,703,060)				35,223,968

Shares/Description				Value
SHORT-TERM INVESTMENTS - 5.32%
4,011,892	State Street Institutional Trust (7 Day Yield 0.02%)			4,011,892

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,011,892)				4,011,892

TOTAL INVESTMENTS - 113.21%
(Cost $89,056,174)				85,302,700
LINE OF CREDIT - (12.61)%				(9,500,000)
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.60)%				(456,296)
NET ASSETS - 100.00%				$75,346,404

(a)	Non-income producing security.
(b)	All or a portion of this position has not settled as of December 31, 2014. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the Euro Interbank Offerd Rate ("EURIBOR" or "E") or the applicable LIBOR/EURIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR/EURIBOR will be established.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $15,727,262, which represents approximately 20.87% of net assets as of December 31, 2014.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of December 31, 2014, the aggregate market value of those securities was $4,739,792, representing 6.29% of net assets.
(e)	Floating or variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014.
(f)	Pay-in-kind securities.
(g)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

Common Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AS - Anonim Sirket is the Turkish term for Incorporation.

BV - Besloten Vennootschap a Dutch private limited liability company.

GmbH - Gesellschaft mit beschrankter Haftung is the German term for a company with limited liability.

KG - Kommanditgesellschaft is the German term for a private limited company.

LLC - Limited Liability Corp.

LP - Limited Partnership.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Co.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

S.A.R.L. - Société Anonyme à Responsabilité Limitée (French: Limited Liability Company)

SAS - Societe per actions simplifiee is the French term for a joint stock company.

SCA- Societe en commandite pe actiuni is the Romanian term for limited liability partnership.

SpA - Societa per Azioni.

S.r.l. - Società a Responsabilità Limitata (Italian: limited company)

See Notes to Quarterly Schedule of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

	Foreign	Contracted	Contract	Settlement	Current	Unrealized
Counterparty	Currency	Amount*	Type	Date	Value	Appreciation
State Street Boston	EUR	10,614,780	Sale	01/07/2015	$12,845,613	$316,110
State Street Boston	GBP	1,888,282	Sale	01/07/2015	2,942,945	20,997
						$337,107

*The contracted amount is stated in the currency in which the security is denominated.

Currency Abbreviations:
EUR	-	Euro
GBP	-	British Pound Sterling

RiverNorth Managed Volatility Fund

SCHEDULE OF INVESTMENTS

December 31, 2014 (Unaudited)

Shares/Description		Value
COMMON STOCKS - 5.16%
Coal - 0.29%
16,690	Arch Coal, Inc.	$29,708
2,500	Peabody Energy Corp.	19,350
		49,058
Commercial Services - 0.23%
1,500	Hertz Global Holdings, Inc.(a)	37,410

Computers - 1.75%
2,100	Apple, Inc.	231,798
2,000	EMC Corp.	59,480
		291,278
Engineering & Construction - 0.13%
500	Chicago Bridge & Iron Co. NV	20,990

Internet - 0.31%
100	Netflix, Inc.(a)	34,161
500	Twitter, Inc.(a)	17,935
		52,096
Iron/Steel - 0.18%
4,200	Cliffs Natural Resources, Inc.	29,988

Oil & Gas - 0.56%
600	Anadarko Petroleum Corp.	49,500
3,100	Petroleo Brasileiro SA - Sponsored ADR	22,630
1,200	Transocean Ltd.	21,996
		94,126
Oil & Gas Services - 0.19%
800	Halliburton Co.	31,464

Pharmaceuticals - 1.10%
1,000	AstraZeneca PLC - Sponsored ADR	70,380
2,000	Merck & Co., Inc.	113,580
		183,960
Retail - 0.42%
1,000	ANN, Inc.(a)	36,480
1,000	GameStop Corp. - Class A	33,800
		70,280

TOTAL COMMON STOCKS
(Cost $975,116)		860,650

Shares/Description				Value
EXCHANGE-TRADED FUNDS - 44.47%
3,500	Energy Select Sector SPDR® Fund			$277,060
9,800	Financial Select Sector SPDR® Fund			242,354
2,556	Industrial Select Sector SPDR® Fund			144,618
10,000	iShares® MSCI® Brazil Capped ETF			365,700
26,350	iShares® Russell 2000® ETF			3,151,987
49,700	Market Vectors® Gold Miners ETF			913,486
37,900	Market Vectors® Oil Service ETF			1,361,368
8,400	SPDR® S&P® Oil & Gas Exploration & Production ETF			402,024
13,848	SPDR® S&P® Regional Banking ETF			563,614

TOTAL EXCHANGE-TRADED FUNDS
(Cost $7,946,505)				7,422,211

Number of Contracts	Description	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS - 1.43%
Purchased Call Options - 0.94%
60	Akamai Technologies, Inc.	$62.50	02/20/2015	21,450
21	Apple, Inc.	95.00	04/17/2015	35,858
75	Cisco Systems, Inc.	26.00	02/20/2015	15,112
15	eBay, Inc.	57.50	04/17/2015	3,563
20	Energy Select Sector SPDR® Fund	110.00	01/17/2015	50
10	Facebook, Inc.	87.50	03/20/2015	1,550
400	Financial Select Sector SPDR® Fund	25.00	01/17/2015	7,400
25	Freeport-McMoRan, Inc.	31.00	02/20/2015	137
80	General Electric Co.	24.00	01/17/2015	10,880
150	iShares® MSCI® Emerging Markets ETF	43.00	01/17/2015	75
14	Juniper Networks, Inc.	24.00	01/17/2015	105
59	Merck & Co. Inc	60.00	04/17/2015	5,841
20	Microsoft Corp.	50.00	02/20/2015	710
352	SPDR® S&P® Homebuilders ETF	33.00	01/17/2015	45,936
10	SPDR® S&P® Retail ETF	95.00	03/20/2015	3,800
30	The Coca-Cola Co.	42.50	01/17/2015	1,335
50	The Coca-Cola Co.	44.00	02/20/2015	2,125
10	The Dow Chemical Co.	52.50	03/20/2015	380

TOTAL PURCHASED CALL OPTIONS
(Cost $110,995)				156,307

Purchased Put Options - 0.49%
25	Costco Wholesale Corp.	120.00	04/17/2015	1,775
100	Energy Select Sector SPDR® Fund	82.00	01/17/2015	33,500
32	Merck & Co. Inc	60.00	04/17/2015	14,480
5	SPDR® S&P 500® ETF Trust	205.00	01/17/2015	1,183
50	SPDR® S&P 500® ETF Trust	206.00	01/17/2015	13,575
25	SPDR® S&P 500® ETF Trust	208.00	03/20/2015	17,950

TOTAL PURCHASED PUT OPTIONS
(Cost $67,207)				82,463

TOTAL PURCHASED OPTIONS
(Cost $178,202)				238,770

Shares/Description		Value
SHORT-TERM INVESTMENTS - 24.01%
4,006,417	State Street Institutional Trust (7 Day Yield 0.02%)	$4,006,417

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,006,417)		4,006,417

TOTAL INVESTMENTS - 75.07%
(Cost $13,106,240)		12,528,048
CASH HELD AS COLLATERAL FOR WRITTEN OPTIONS - 20.90%		3,487,383
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.03%		674,157
NET ASSETS - 100.00%		$16,689,588

(a)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

ETF - Exchange-Traded Fund.

Ltd. - Limited.

MSCI - Morgan Stanley Capital International.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Co.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

S&P - Standard and Poor's.

SPDR - Standard and Poor's Depositary Receipt.

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF WRITTEN OPTIONS

Number of Contracts	Description	Exercise Price	Expiration Date	Value
Written Call Options
(20)	Akamai Technologies, Inc.	$70.00	01/17/2015	$(100)
(6)	Anadarko Petroleum Corp.	100.00	01/17/2015	(66)
(10)	ANN, Inc.	39.00	01/17/2015	(275)
(42)	Apple, Inc.	120.00	01/15/2016	(38,220)
(15)	Arch Coal, Inc.	3.50	01/17/2015	(15)
(10)	AstraZeneca PLC - Sponsorded ADR	76.00	01/30/2015	(625)
(5)	Chicago Bridge & Iron Co. NV	45.00	01/17/2015	(237)
(75)	Cisco Systems, Inc.	29.00	02/20/2015	(2,925)
(20)	Cliffs Natural Resources, Inc.	8.50	01/30/2015	(480)
(20)	EMC Corp.	31.00	01/17/2015	(270)
(10)	Energy Select Sector SPDR® Fund	85.00	03/20/2015	(1,645)
(25)	Energy Select Sector SPDR® Fund	86.00	03/20/2015	(3,350)
(10)	GameStop Corp. - Class A	37.00	01/17/2015	(600)
(8)	Halliburton Co.	45.00	02/20/2015	(476)
(15)	Hertz Global Holdings, Inc.	25.00	01/17/2015	(1,425)
(100)	iShares® MSCI® Brazil Capped ETF	38.00	01/17/2015	(4,550)
(50)	iShares® Russell 2000® ETF	116.00	01/17/2015	(22,375)
(50)	iShares® Russell 2000® ETF	119.50	01/17/2015	(9,925)
(64)	iShares® Russell 2000® ETF	122.50	01/17/2015	(3,872)
(25)	Market Vectors® Gold Miners ETF	20.00	01/17/2015	(575)
(30)	Market Vectors® Gold Miners ETF	21.00	01/17/2015	(330)
(15)	Market Vectors® Gold Miners ETF	24.00	01/17/2015	(23)
(42)	Market Vectors® Gold Miners ETF	21.00	02/20/2015	(1,890)
(204)	Market Vectors® Gold Miners ETF	23.00	03/20/2015	(7,548)
(100)	Market Vectors® Gold Miners ETF	25.00	06/19/2015	(5,700)
(15)	Market Vectors® Gold Miners ETF	33.00	01/15/2016	(638)
(66)	Market Vectors® Gold Miners ETF	34.00	01/15/2016	(2,706)
(165)	Market Vectors® Oil Service ETF	37.00	01/17/2015	(9,900)
(50)	Market Vectors® Oil Service ETF	40.00	01/17/2015	(250)
(8)	Market Vectors® Oil Service ETF	48.00	01/17/2015	(20)
(46)	Market Vectors® Oil Service ETF	36.00	02/20/2015	(8,510)
(40)	Market Vectors® Oil Service ETF	39.00	02/20/2015	(2,700)
(50)	Market Vectors® Oil Service ETF	42.00	04/17/2015	(2,875)
(20)	Market Vectors® Oil Service ETF	43.00	04/17/2015	(900)
(25)	Peabody Energy Corp.	11.00	06/19/2015	(1,000)
(31)	Petroleo Brasileiro SA - Sponsorded ADR	8.50	01/17/2015	(232)
(50)	SPDR® S&P 500® ETF Trust	208.00	01/17/2015	(6,400)
(29)	SPDR® S&P 500® ETF Trust	190.00	03/20/2015	(52,403)
(352)	SPDR® S&P® Homebuilders ETF	37.00	06/19/2015	(25,344)
(10)	SPDR® S&P® Oil & Gas Exploration & Production ETF	50.00	01/17/2015	(1,105)
(10)	SPDR® S&P® Oil & Gas Exploration & Production ETF	55.00	01/17/2015	(160)
(64)	SPDR® S&P® Oil & Gas Exploration & Production ETF	55.00	02/20/2015	(5,792)
(130)	SPDR® S&P® Regional Banking ETF	39.00	01/17/2015	(25,480)
(10)	The Coca-Cola Co.	46.00	01/17/2015	(35)
(40)	The Coca-Cola Co.	47.50	01/17/2015	(80)
(12)	Transocean Ltd.	22.00	01/17/2015	(132)
(5)	Twitter, Inc.	42.00	01/30/2015	(228)

Total Written Call Options (Premiums received $223,666)				$(254,387)

Number of Contracts	Description	Exercise Price	Expiration Date	Value
Written Put Options
(10)	Agilent Technologies, Inc.	$40.00	02/20/2015	$(2,120)
(4)	Amgen, Inc.	155.00	01/17/2015	(842)
(6)	Anadarko Petroleum Corp.	72.50	01/17/2015	(246)
(5)	Apple, Inc.	110.00	01/23/2015	(1,393)
(10)	Best Buy Co. Inc	36.00	01/17/2015	(910)
(40)	Bill Barrett Corp.	10.00	03/20/2015	(4,300)
(38)	Boston Scientific Corp.	11.00	02/20/2015	(532)
(15)	Boston Scientific Corp.	12.00	02/20/2015	(450)
(15)	Boston Scientific Corp.	12.00	05/15/2015	(870)
(5)	Bristol-Myers Squibb Co.	57.50	01/17/2015	(395)
(3)	Celgene Corp.	100.00	04/17/2015	(1,402)
(10)	Coach, Inc.	35.00	01/17/2015	(175)
(10)	Diamond Offshore Drilling, Inc.	29.00	01/17/2015	(235)
(10)	Diamond Offshore Drilling, Inc.	33.00	01/17/2015	(850)
(6)	Dollar General Corp.	65.00	01/17/2015	(285)
(35)	Energy Select Sector SPDR® Fund	75.00	03/20/2015	(8,960)
(10)	Freeport-McMoRan, Inc.	21.00	01/17/2015	(190)
(25)	Freeport-McMoRan, Inc.	26.00	01/17/2015	(7,463)
(15)	GameStop Corp. - Class A	31.00	01/17/2015	(1,065)
(6)	Gilead Sciences, Inc.	92.50	01/17/2015	(1,293)
(2)	Google, Inc.	525.00	01/17/2015	(1,670)
(8)	Halliburton Co.	35.00	02/20/2015	(660)
(15)	Hertz Global Holdings, Inc.	20.00	03/20/2015	(675)
(50)	iShares® Russell 2000® ETF	116.00	01/17/2015	(4,650)
(20)	iShares® Russell 2000® ETF	113.00	02/20/2015	(3,280)
(100)	iShares® Russell 2000® ETF	113.00	03/20/2015	(25,700)
(30)	Market Vectors® Gold Miners ETF	17.00	02/20/2015	(2,100)
(33)	Market Vectors® Gold Miners ETF	17.00	03/20/2015	(3,119)
(50)	Market Vectors® Oil Service ETF	32.00	01/17/2015	(875)
(30)	Market Vectors® Oil Service ETF	35.00	01/17/2015	(2,175)
(200)	Market Vectors® Oil Service ETF	40.00	01/17/2015	(81,000)
(100)	Market Vectors® Oil Service ETF	43.00	01/17/2015	(70,500)
(60)	Market Vectors® Oil Service ETF	34.00	02/20/2015	(7,050)
(16)	Market Vectors® Oil Service ETF	35.00	02/20/2015	(2,400)
(30)	Market Vectors® Oil Service ETF	30.00	04/17/2015	(2,250)
(10)	Market Vectors® Semiconductor ETF	52.00	01/17/2015	(300)
(5)	McDonald's Corp.	92.50	01/17/2015	(702)
(30)	Merck & Co. Inc	56.00	01/17/2015	(1,800)
(10)	Molson Coors Brewing Co.	72.50	01/17/2015	(1,100)
(25)	Nabors Industries Ltd.	10.00	01/17/2015	(225)
(10)	Nationstar Mortgage Holdings, Inc.	28.00	02/20/2015	(2,425)
(5)	Norfolk Southern Corp.	107.00	01/23/2015	(850)
(25)	Pan American Silver Corp.	9.00	02/20/2015	(1,625)
(20)	Peabody Energy Corp.	7.00	02/20/2015	(980)
(20)	Peabody Energy Corp.	7.00	03/20/2015	(1,240)
(25)	Peabody Energy Corp.	7.00	06/19/2015	(2,550)
(7)	Range Resources Corp.	47.50	03/20/2015	(1,505)
(8)	Southwestern Energy Co.	28.00	01/17/2015	(1,132)
(10)	Southwestern Energy Co.	30.00	01/17/2015	(2,955)
(10)	Southwestern Energy Co.	25.00	02/20/2015	(850)
(6)	Southwestern Energy Co.	27.00	03/20/2015	(1,230)
(50)	SPDR® S&P 500® ETF Trust	190.00	03/20/2015	(12,325)
(50)	SPDR® S&P 500® ETF Trust	197.00	03/20/2015	(18,300)
(10)	SPDR® S&P® Oil & Gas Exploration & Production ETF	42.00	01/17/2015	(385)
(10)	SPDR® S&P® Oil & Gas Exploration & Production ETF	43.00	01/17/2015	(545)

Number of Contracts	Description	Exercise Price	Expiration Date	Value
(10)	SPDR® S&P®Oil & Gas Exploration & Production ETF	$43.00	02/20/2015	$(1,630)
(10)	SPDR® S&P® Oil & Gas Exploration & Production ETF	45.00	02/20/2015	(2,310)
(10)	SPDR® S&P® Oil & Gas Exploration & Production ETF	41.00	06/19/2015	(3,080)
(25)	SPDR® S&P® Retail ETF	93.00	03/20/2015	(5,637)
(25)	Teck Resources Ltd.	10.00	05/15/2015	(1,087)
(6)	Tiffany & Co.	95.00	02/20/2015	(582)
(5)	Time Warner Cable, Inc.	120.00	01/17/2015	(150)
(12)	Transocean Ltd.	16.00	01/17/2015	(372)
(10)	Twitter, Inc.	35.00	01/30/2015	(1,745)
(25)	Ultra Petroleum Corp.	11.00	02/20/2015	(1,375)
(8)	Ultra Petroleum Corp.	13.00	02/20/2015	(1,040)
(10)	Urban Outfitters, Inc.	32.00	02/20/2015	(550)
(12)	Yandex NV	16.00	01/17/2015	(330)

Total Written Put Options (Premiums received $205,053)				$(314,992)

Total Written Options (Premiums received $428,719)				$(569,379)

SCHEDULE OF SECURITIES SOLD SHORT
Shares/Description		Value
EXCHANGE-TRADED FUNDS
(5,229)	SPDR® S&P 500® ETF Trust	$(1,074,769)
(10,900)	SPDR® S&P® Homebuilders ETF	(371,908)

TOTAL SECURITIES SOLD SHORT
(Proceeds $1,383,665)		$(1,446,677)

NOTES TO QUARTERLY SCHEDULES OF INVESTMENTS

December 31, 2014 (Unaudited)

1.  ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board’ or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies for financial reporting purposes under generally accepted accounting principles in the United States of America (“GAAP”).

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth Equity Opportunity Fund (the “Equity Opportunity Fund”) is a diversified series of the Trust and commenced investment operations on July 18, 2012. The Equity Opportunity Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Equity Opportunity Fund is RiverNorth Capital Management, LLC. The investment objective of the Equity Opportunity Fund is overall total return consisting of long-term capital appreciation and income. Prior to January 1, 2014 the name of the Equity Opportunity Fund was the RiverNorth/Manning & Napier Dividend Income Fund and the sub-adviser was Manning & Napier, Advisors, LLC. On January 28, 2014 the strategy of the RiverNorth Equity Opportunity Fund changed to permit the RiverNorth Equity Opportunity Fund to gain exposure to the equity markets through exchange-traded funds rather than individual dividend-paying stocks.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree,” and with DoubleLine each a “Sub-Adviser” or collectively, the “Sub-Advisers”). The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

The RiverNorth Managed Volatility Fund (the “Managed Volatility Fund”) is a non-diversified series of the Trust and commenced investment operations on October 12, 2012. The investment adviser to the Managed Volatility Fund is RiverNorth Capital Management, LLC. The investment objective of the Managed Volatility Fund is total return with lower volatility than the Standard and Poor’s 500 Index. Prior to January 1, 2014 the name of the Managed Volatility Fund was the RiverNorth Dynamic Buy-Write Fund. On January 28, 2014 the strategy of the RiverNorth Managed Volatility Fund will change to permit the RiverNorth Managed Volatility Fund to invest less than 80% of its nets assets, plus any borrowings for investment purposes, in common stocks, preferred stocks and options on those securities.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with GAAP. The preparation of the Schedules of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedules of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedules of Investments may differ from the value the Funds ultimately realize upon sale of the securities. The Schedules of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2014.

SECURITY VALUATION:  The Funds’ assets are generally valued at their market value using market quotations. If a market quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

SECURITY TRANSACTIONS AND RELATED INCOME:  The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

FOREIGN SECURITIES: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

OTHER:  The Funds have held certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of the cost of investments or as a realized gain, respectively.

3.  SECURITIES VALUATION AND FAIR VALUE MANAGEMENT

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, closed-end funds, exchange-traded funds, exchange-traded notes, holding and investment management companies, preferred stocks, and business development company senior notes are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or a Sub-Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, foreign and U.S. government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, bank loans, collateralized loan obligations, contingent convertible securities, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts and total return swaps, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign Currency positions, including forward currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Closing bid and ask option contract quotations are considered to be reflective of the option contract values as of the close of the regular session of trading on the New York Stock Exchange (the “stock market close”), and will be used to determine fair value of the option contracts. On days when the closing market quotations for option contracts are not considered to be reflective of their value as of the stock market close, each of the option contracts held by a Fund will be priced at the average of the bid and asked quotations as of the stock market close by reference to time-stamped quotes obtained from an independent third-party pricing source. If an acceptable quotation is unavailable for a particular contract, that contract will be priced at the mean of the valuations of the two most widely accepted and well documented methods for deriving prices for option contracts, the Black-Scholes model and the binomial model, as of the stock market close.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at December 31, 2014 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$521,130,211	$–	$–	$521,130,211
Common Stocks	8,363,085	–	–	8,363,085
Exchange-Traded Funds	154,168,710	–	–	154,168,710
Exchange-Traded Notes	9,445,165	–	–	9,445,165
Preferred Stocks	1,588,885	–	–	1,588,885
Short-Term Investments	109,289,105	–	–	109,289,105
Total	$803,985,161	$–	$–	$803,985,161

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$92,783	$–	$92,783
Total	$–	$92,783	$–	$92,783

Strategic Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$484,432,097	$–	$–	$484,432,097
Common Stocks	2,967,291	–	–	2,967,291
Exchange-Traded Funds	15,865,997	–	–	15,865,997
Exchange-Traded Notes	7,804,034	–	–	7,804,034
Preferred Stocks	22,929,975	–	–	22,929,975
Business Development Company Senior Notes	19,972,937	–	–	19,972,937
Foreign Corporate Bonds	–	40,209,400	–	40,209,400
U.S. Corporate Bonds	–	60,709,020	–	60,709,020
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	685,575	–	685,575
Collateralized Loan Obligations	–	12,595,521	–	12,595,521
Contingent Convertible Securities	–	654,500	–	654,500
Non-Agency Collateralized Mortgage Obligations	–	330,616,509	–	330,616,509
U.S. Government Bonds and Notes	–	51,285,515	–	51,285,515
U.S. Government / Agency Mortgage Backed Securities	–	187,918,455	–	187,918,455
Short-Term Investments	358,046,508	–	–	358,046,508
Total	$912,018,839	$684,674,495	$–	$1,596,693,334

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$75,753	$–	$75,753
Total	$–	$75,753	$–	$75,753

Equity Opportunity Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$8,918,153	$–	$–	$8,918,153
Exchange-Traded Funds	2,408,692	–	–	2,408,692
Short-Term Investments	$59,163	$–	$–	$59,163
Total	$11,386,008	$–	$–	$11,386,008

High Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$18,634,144	$–	$–	$18,634,144
Bank Loans	–	26,502,519	801,405	27,303,924
Business Development Company Senior Notes	128,772	–	–	128,772
High Yield Debt	–	35,223,968	–	35,223,968
Short-Term Investments	4,011,892	–	–	4,011,892
Total	$22,774,808	$61,726,487	$801,405	$85,302,700

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$337,107	$–	$337,107
Total	$–	$337,107	$–	$337,107

Managed Volatility Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$860,650	$–	$–	$860,650
Exchange-Traded Funds	7,422,211	–	–	7,422,211
Purchased Options	238,770	–	–	238,770
Short-Term Investments	4,006,417	–	–	4,006,417
Total	$12,528,048	$–	$–	$12,528,048

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	$(569,379)	$–	$–	$(569,379)
Securities Sold Short	(1,446,677)	–	–	(1,446,677)
Total	$(2,016,056)	$–	$–	$(2,016,056)

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments.

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Investments in Securities	Balance as of September 30, 2014	Accrued discount/premium	Change in Unrealized Appreciation/(Depreciation)	Purchases	Transfer into Level 3	Balance as of December 31, 2014	Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at December 31, 2014
High Income Fund
Bank Loans	$130,293	$(317)	$3,850	$329,975	$337,604	$801,405	$(61,606)
Total	$130,293	$(317)	$3,850	$329,975	$337,604	$801,405	$(61,606)

The table below provides additional information about the Level 3 Fair Value Measurements as of December 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)
Bank Loans	$801,405	Third-party vendor pricing service	Broker Quote

(a) A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Broker Quote	Increase	Decrease

It is the Funds’ policy to recognize transfers into and out of the Levels 1 and 2 at the end of the reporting period.

There were no transfers into and out of Levels 1 and 2 during the current period presented.

4.  Derivative Financial instruments

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performances.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per its investment objective, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Option Writing/Purchasing

The Managed Volatility Fund may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Managed Volatility Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Managed Volatility Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Managed Volatility Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

The Managed Volatility Fund had the following transactions in written options during the three months ended December 31, 2014.

	Written Call Options
	Contracts	Proceeds
Outstanding, September 30, 2014	2,901	$301,147
Positions opened	10,113	870,526
Exercised	(1,966)	(165,532)
Expired	(5,679)	(403,566)
Closed	(1,634)	(173,856)
Outstanding, December 31, 2014	3,735	$428,719

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the three months ended December 31, 2014, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Total Return Swaps

Certain Funds may enter into total return swaps. During the three month period ended December 31, 2014, the Core Opportunity Fund and the Strategic Income Fund invested in a total return swap. Total return swaps are agreements that provide the Funds with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash at the end of each month or if the cumulative amount owed to either party was greater than or equal to $250,000. Effective January 29, 2015, if the cumulative amount owed to either party is greater than or equal to $400,000 it is settled in cash. The fee paid by the Funds will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, the Funds would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser. The Funds may use their own net asset value as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on the Funds’ overall return) by replacing it with the impact of market exposure based upon the Funds’ own investment holdings. The Funds record fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses. Net amounts received or paid on the swap contracts are recorded as realized gains or losses. The Funds value the total return swaps in which they enter based on a formula of the underlying asset’s nightly value, the Overnight London-Interbank Offered Rate (“USD-LIBOR”) and an annual fee or various agreed upon inputs. These securities will be categorized as Level 2 securities. The Core Opportunity Fund and the Strategic Income Fund have agreements with ReFlow Fund, LLC to receive the total return of the Funds, based on its daily change in NAV less USD-LIBOR plus an annualized spread of 1.75% and 1.50%, respectively. The agreements terminate December 16, 2015.

At December 31, 2014, the receivable for the open swap agreement was $92,783 in the Core Opportunity Fund and $75,753 in the Strategic Income Fund. In accordance with the swap contracts, the Core Opportunity Fund and the Strategic Income Fund have the ability to adjust the notional amount on a daily basis. For the three month period ended December 31, 2014, the activity of the swap positions in the Core Opportunity Fund and the Strategic Income Fund is summarized below:

	Core Opportunity Fund	Strategic Income Fund
Beginning of period	$0	$0
Increases	75,000,000	50,000,000
Decreases	0	0
End of Period	$75,000,000	$50,000,000

5.  SHORT SALES

The Managed Volatility Fund may enter into short sales transactions to realize additional gains or hedge investments. Short sales are transactions in which the Managed Volatility Fund sells a security that it may not own. When the Managed Volatility Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Managed Volatility Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities. Short sales expose the Managed Volatility Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Managed Volatility Fund. A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position. At December 31, 2014 cash segregated as collateral for securities sold short was $2,070,816

6.  Loan Participations and Assignments

The High Income Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The High Income Fund will normally invest in corporate issuers in North America and Europe. The High Income Fund investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The High Income Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The High Income Fund will generally purchase assignments of these loans, in which case it will typically become a lender for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the High Income Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the High Income Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The High Income Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the High Income Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The High Income Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the High Income Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense. At December 31, 2014, the High Income Fund had $3,277,181 in unsettled domestic and foreign loan commitments.

7.  Line of Credit

On April 8, 2014 the Funds entered into a $100,000,000 unsecured Revolving Credit Agreement with State Street Bank & Trust, Co. Borrowings under this arrangement bear interest at the higher of the Federal Funds Rate and the One-Month LIBOR Rate in effect on the day the loan is made plus 1.25%, whichever is greater. For unloaned balances the Funds pay a facility fee equal to the product of $100,000,000 less the principal amount of loans outstanding and 0.10%. The Revolving Credit Agreement expires on April 7, 2015. For the period of December 16, 2014 through December 31, 2014, the High Income fund borrowed $9,500,000 at an average annual rate of 1.42%.

8.  federal income taxes

It is the Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute all of their taxable net income to their shareholders. In addition, the Trust intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

As of December 31, 2014, net unrealized appreciation (depreciation) of investments based on federal tax costs was as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Core Opportunity Fund*	$83,745,901	$(23,795,558)	$59,950,343	$744,034,818
Strategic Income Fund*	62,340,676	(61,278,217)	1,062,459	1,595,630,875
Equity Opportunity Fund*	916,288	(55,560)	860,728	10,525,280
High Income Fund*	377,230	(4,141,305)	(3,764,075)	89,066,775
Managed Volatility Fund*	376,917	(1,002,905)	(625,988)	13,154,036

*	The difference between book and tax basis unrealized appreciation / (depreciation) for the Funds is attributable primarily to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  RiverNorth Funds

By:	s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:  February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President & Chief Executive Officer

Date:  February 23, 2015

By:	s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer & Chief Financial Officer

Date:  February 23, 2015